COMBINED
ANNUAL REPORT
SHAREHOLDERS


September 30, 1997

 . The U.S. Government Securities Fund

 . The Style Manager: Large Cap Fund

 . The Style Manager Fund

 . The Virginia Municipal Bond Fund

 . The Maryland Municipal Bond Fund

 . The Treasury Money Market Fund

 . The Money Market Fund

 . The Tax-Free Money Market Fund

Funds Managed by

[LOGO] VIRTUS
       CAPITAL MANAGEMENT, INC.

The Investment Adviser to The Virtus Funds is Virtus Capital Management, Inc., a subsidiary of Signet Banking corporation. The Virtus Funds are administered by subsidiaries of Federated Investors, independent of Signet.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by FDIC. They involve risk, including the possible loss of principal invested.

Virtus Capital Management, Inc. is the investment adviser for The Virtus Funds. Federated Securities Corp. is the distributor of The Funds.

Federated Securities Corp., Distributor, is independent of Signet Bank.


[LOGO] VIRTUS
       FUNDS


MESSAGE TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Investor:

Here is your Annual Report for The Virtus Funds, which covers the 12-month period from October 1, 1996 through September 30, 1997.

On the following pages, you will find complete financial information for every fund in the Virtus family. The sections for The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund begin with a management discussion and analysis by the portfolio manager, followed by a long-term performance graph. Each fund also contains a complete list of holdings, and the financial statements.

As the following fund-by-fund summary indicates, the reporting period was very strong for stocks and improved for bonds:

 . THE U.S. GOVERNMENT SECURITIES FUND paid a dividend stream totaling $0.60 per share for Investment Shares ($0.63 for Trust Shares). These dividends helped the fund produce a total return of 6.89% for Investment Shares (7.16% for Trust Shares) in an improved bond market.* The net asset value of both share classes increased slightly from $9.89 on the first day of the period to $9.95 on the last day of the period. At the end of the reporting period, net assets amounted to more than $157 million.

 . THE STYLE MANAGER: LARGE CAP FUND produced a strong total return of 37.02% for
  Investment Shares (37.37% for Trust Shares) in a highly favorable environment for stocks.* The fund's high-quality stock portfolio paid dividends of $0.14 per share and capital gains of $1.83 per share for Investment Shares (and dividends of $0.18 per share and capital gains of $1.83 per share for Trust Shares). The net asset value of each share class rose 19% from the first day of the period to the last day of the period. At the end of the reporting period, net assets amounted to more than $106 million.

 . THE STYLE MANAGER FUND produced an extremely strong total return of 44.01%* through dividends totaling $0.24 per share and capital gains totaling $0.63 per share. In a highly favorable stock market environment, the fund's net asset value soared from $11.47 on the first day of the period to $15.37 on the last day. Net assets exceeded $76 million on the last day of the reporting period.

 . THE VIRGINIA MUNICIPAL BOND FUND paid double-tax-free dividends** of $0.42 per share for Investment Shares ($0.45 for Trust Shares) through a portfolio that included 29 Virginia municipal bonds. This income stream helped the fund produce a total return of 7.74% for Investment Shares (8.00% for Trust Shares) in a difficult bond market.* The net asset value for both share classes increased from $10.68 on the first day of the period to $11.07 on the last day of the period. Net assets totaled more than $78 million on the last day of the reporting period.

 . THE MARYLAND MUNICIPAL BOND FUND paid double-tax-free dividends** totaling
  $0.37 per share for Investment Shares ($0.40 for Trust Shares). This income stream helped the fund produce a total return of 6.92% for Investment Shares (7.19% for Trust Shares) in a difficult bond market.* The net asset value for both share classes increased from $10.56 on the first day of the period to $10.91 on the last day of the period. At the end of the reporting period, net assets totaled more than $33 million.

 . THE TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid dividends totaling $0.05 per share for both Trust Shares and Investment Shares. Assets totaled more than $317 million on the last day of the reporting period.+

 . THE MONEY MARKET FUND paid dividends totaling $0.05 per share for both Trust
  Shares and Investment Shares through its portfolio of high-quality money market securities. The fund ended the reporting period with more than $241 million in net assets.+

 . THE TAX-FREE MONEY MARKET FUND, a portfolio of municipal money market securities, paid tax-free dividends totaling $0.03 per share.++ At the end of the reporting period, net assets reached more than $57 million.+


Thank you for pursuing your financial goals through The Virtus Funds. We hope you are pleased with your progress.

Sincerely,
/s/ John S. Hall
John S. Hall
Chief Investment Officer
Virtus Capital Management, Inc.
Investment Adviser to The Virtus Funds

November 15, 1997
--------
 * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Reflecting the fund's contingent deferred sales charge, the total returns of The Virtus Funds were as follows: The U.S. Government Securities Fund (Investment Shares): 4.75%; The Style Manager
  Fund: 41.85%; The Style Manager: Large Cap Fund (Investment Shares):
  34.75%; The Virginia Municipal Bond Fund (Investment Shares): 5.70%; and The Maryland Municipal Bond Fund (Investment Shares): 4.87%.
**Income may be subject to the federal alternative minimum tax.
 +Although money market funds seek to maintain a stable net asset value of $1.00 a share, there is no guarantee that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.
++Income may be subject to the federal alternative minimum tax and state and local taxes.


THE U.S. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

Overall, during the last year, we have experienced a relatively calm U.S. fixed income market. While interest rates on maturities longer than two years declined by roughly .50% during the year, that was reasonably mild compared to yield changes observed over the last 20 years. Even the extreme yields observed on five-year Treasuries remained in a fairly narrow range by historical standards. The five-year Treasury saw a low yield of about 5.80% and a high yield of about 6.80% during the 12-month period ended September 30, 1997. One recent study indicated that a year in which interest rates moved by less than 2.00% is reasonably uncommon.

Our overall average maturity position has remained neutral since November 1996. We felt that interest rates would not move by large amounts, and shifted our investment focus from direct Treasuries to mortgage-backed securities and a few callable agencies, which seek to provide a better total return through a higher income component during periods when interest rates are reasonably quiet. Thus, we were able to provide a good total return despite not actively making changes to the average maturity of the portfolio in anticipation of changes in interest rates. For the fiscal year ended September 30, 1997, the fund produced average annual total returns of 6.89% and 7.16% for Investment Shares and Trust Shares, respectively.*

Most of the additional mortgage-backed securities were purchased in the earlier part of the year. After the first quarter of 1997, the yield advantage of buying mortgage-backed securities fell to near historical lows and subsequent additional investments have been postponed. Only recently have yields become slightly more attractive on mortgage-backed securities. For the time being, the fund will maintain an average maturity similar to that of the Lehman Brothers Intermediate Government Bond Index**, and will consider buying additional mortgage-backed securities to help improve the income and total return characteristics when we believe the additional yield received will compensate us for the additional risk of pre-payments associated with mortgage-backed securities.
--------
 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** Lehman Brothers Intermediate Government Bond Index is comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. This index is unmanaged and investments cannot be made in an index.


THE U.S. GOVERNMENT SECURITIES FUND--Investment Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE U.S. GOVERNMENT SECURITIES FUND--INVESTMENT
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The U.S. Government Securities Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers Intermediate Government Bond Index ("LBIGB").+


GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     4.75%
5 Year                                                     4.70%
Start of Performance (10/16/90)                            7.10%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

 +The LBIGB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE U.S. GOVERNMENT SECURITIES FUND--Trust Shares
--------------------------------------------------------------------------------

    GROWTH OF $10,000 INVESTED IN THE U.S. GOVERNMENT SECURITIES FUND--TRUST
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The U.S. Government Securities Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers Intermediate Government Bond Index ("LBIGB").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX B

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     7.16%
5 Year                                                     4.93%
Start of Performance (10/16/90)                            7.27%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The LBIGB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 LONG-TERM INVESTMENTS--98.9%
 ---------------------------------------------------------------
             U.S. TREASURY BONDS--12.9%
             ---------------------------------------------------
 $ 4,500,000 United States Treasury Bond, 11.75%, 11/15/2014       $  6,534,225
             ---------------------------------------------------
  13,000,000 United States Treasury Bond, 7.50%, 5/15/2002           13,785,590
             ---------------------------------------------------   ------------
              Total U.S. Treasury Bonds                              20,319,815
             ---------------------------------------------------   ------------
             U.S. TREASURY NOTES--30.3%
             ---------------------------------------------------
  22,000,000 United States Treasury Note, 7.125%, 2/29/2000          22,623,920
             ---------------------------------------------------
   2,000,000 United States Treasury Note, 7.50%, 11/15/2001           2,109,080
             ---------------------------------------------------
  22,000,000 United States Treasury Note, 8.875%, 2/15/1999          22,902,220
             ---------------------------------------------------   ------------
              Total U.S. Treasury Notes                              47,635,220
             ---------------------------------------------------   ------------
             GOVERNMENT OBLIGATIONS--55.7%
             ---------------------------------------------------
     993,000 Federal Agricultural Mortgage Association, 7.37%,
             8/1/2006                                                 1,036,771
             ---------------------------------------------------
  11,350,428 Federal Home Loan Bank, 6.50%, 9/1/2008                 11,330,667
             ---------------------------------------------------
   7,801,431 Federal Home Loan Bank, 6.50%, 11/1/2009                 7,818,516
             ---------------------------------------------------
      81,255 Federal Home Loan Bank, 7.968%, 8/1/2019                    85,404
             ---------------------------------------------------
      29,676 Federal Home Loan Bank, 8.342%, 12/1/2020                   30,979
             ---------------------------------------------------
   8,500,000 Federal Home Loan Mortgage Corp., 7.36%, 6/5/2007        8,825,525
             ---------------------------------------------------
     541,561 Federal Home Loan Mortgage Corp., REMIC, 7.80%,
             5/15/2012                                                  542,514
             ---------------------------------------------------
   5,000,000 Federal Home Loan Mortgage Corp., 7.974%, 4/20/2005      5,062,750
             ---------------------------------------------------
   4,480,000 Federal National Mortgage Association, 6.16%,
             4/3/2001                                                 4,496,486
             ---------------------------------------------------
   4,500,547 Federal National Mortgage Association, 7.00%,
             12/1/1999                                                4,543,933
             ---------------------------------------------------
   3,705,860 Federal National Mortgage Association, 7.00%,
             8/1/2001                                                 3,756,816
             ---------------------------------------------------
  15,418,905 Federal National Mortgage Association, 7.00%,
             4/1/2011                                                15,597,148
             ---------------------------------------------------
  23,204,872 Federal National Mortgage Association, 7.50%,
             8/1/2026                                                23,618,151
             ---------------------------------------------------
     341,912 Federal National Mortgage Association, 8.50%,
             12/1/2001                                                  354,200
             ---------------------------------------------------
      64,350 Federal National Mortgage Association, 8.83%,
             6/1/2019                                                    66,987
             ---------------------------------------------------
     167,619 Government National Mortgage Association, 8.00%,
             3/15/2017                                                  175,948
             ---------------------------------------------------
     320,648 Government National Mortgage Association, 9.00%,
             9/15/2021                                                  345,196
             ---------------------------------------------------   ------------
              Total Government Obligations                           87,687,991
             ---------------------------------------------------   ------------
              TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST
             $154,447,718)                                          155,643,026
             ---------------------------------------------------   ------------


THE U.S. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENT--0.3%
 --------------------------------------------------------------
 $   460,430 CS First Boston Corp., 6.05%, dated 9/30/1997, due
             10/1/1997
             (AT AMORTIZED COST)                                  $    460,430
             --------------------------------------------------   ------------
              TOTAL INVESTMENTS (IDENTIFIED COST
             $154,908,148)(B)                                     $156,103,456
             --------------------------------------------------   ------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $154,908,148. The net unrealized appreciation of investments on a federal tax basis amounts to $1,195,308 which is comprised of $1,747,639 appreciation and $552,331 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($157,425,080) at September 30, 1997.

The following acronym is used throughout this portfolio:

REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER: LARGE CAP FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

While small cap value stocks had a very successful year relative to small cap growth stocks*, large cap growth and value stocks remained neck and neck. In August 1997, we transitioned the fund to a more neutral position and now are roughly 50% value and 50% growth oriented.

Virtus Capital Management, Inc. continues to implement the "Style" approach to managing the fund. We seek to capture the predominant investment style to take greater advantage of market trends. This involves opportunistic positioning defined by investment style. "Style" refers to two widely accepted descriptions of stocks known as growth and value. Growth stocks are those companies with above-average earnings expectations. Value stocks are those companies selling at a low price relative to the actual value of their underlying assets. During the 12-month period ended September 30, 1997, the Standard & Poor's ("S&P") 500 Value Index+ produced a total return of 39.22%, and the S&P 500 Growth Index+ returned 41.48%, again neck and neck performance in a very strong year. During the same period, S&P 500 Index+ returned 40.7%. For the 12-month period ended September 30, 1997, the fund produced average annual total returns of 37.02% and 37.37% for Investment Shares and Trust Shares, respectively.++
--------
  * Small cap stocks have historically experienced greater volatility than average.
  + The S&P 500 is an unmanaged index comprised of common stocks in industry, transportation and financial and public utility companies. The S&P 500 Value Index and the S&P 500 Growth Index are sub-indices of the S&P 500 Index. Investments cannot be made in an index.
 ++ Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


THE STYLE MANAGER: LARGE CAP FUND--Investment Shares
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER: LARGE CAP FUND--INVESTMENT
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Style Manager: Large Cap Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1997, compared to the Standard & Poor's 500 Index ("S&P 500").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX C

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     34.75%
5 Year                                                     13.84%
Start of Performance (10/16/90)                            14.03%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE STYLE MANAGER: LARGE CAP FUND--Trust Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER: LARGE CAP FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000** in The Style Manager: Large Cap Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1997, compared to the Standard & Poor's 500 Index ("S&P 500").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX D

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     37.37%
5 Year                                                     14.09%
Start of Performance (10/16/90)                            14.21%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE STYLE MANAGER: LARGE CAP FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  SHARES                                     VALUE
 --------- ----------------------------   ------------
 COMMON STOCKS--97.6%
 --------------------------------------
           AEROSPACE & DEFENSE--1.7%
           ----------------------------
    25,600 Boeing Co.                     $  1,393,600
           ----------------------------
     3,600 Lockheed Martin Corp.               383,850
           ----------------------------   ------------
            Total                            1,777,450
           ----------------------------   ------------
           AIRLINES--0.4%
           ----------------------------
     1,500 (a)AMR Corp.                        166,031
           ----------------------------
     2,400 Delta Air Lines, Inc.               226,050
           ----------------------------   ------------
            Total                              392,081
           ----------------------------   ------------
           ALUMINUM--0.5%
           ----------------------------
    17,000 Alcan Aluminum, Ltd.                590,750
           ----------------------------   ------------
           AUTO PARTS & EQUIPMENT--0.5%
           ----------------------------
     5,200 Goodyear Tire & Rubber Co.          357,500
           ----------------------------
     3,100 TRW, Inc.                           170,113
           ----------------------------   ------------
            Total                              527,613
           ----------------------------   ------------
           AUTOMOBILES--1.8%
           ----------------------------
    22,600 Chrysler Corp.                      831,962
           ----------------------------
    23,400 Ford Motor Co.                    1,058,850
           ----------------------------   ------------
            Total                            1,890,812
           ----------------------------   ------------
           BANKS MAJOR REGIONAL--7.0%
           ----------------------------
    16,400 Banc One Corp.                      915,325
           ----------------------------
    18,100 Bank of New York Co., Inc.          868,800
           ----------------------------
     8,300 Barnett Banks, Inc.                 587,225
           ----------------------------
    19,800 First Union Corp.                   991,237
           ----------------------------
     4,100 Fleet Financial Group, Inc.         268,806
           ----------------------------
     4,300 KeyCorp                             273,588
           ----------------------------
    10,600 Mellon Bank Corp.                   580,350
           ----------------------------
     5,500 National City Corp.                 338,594
           ----------------------------
    16,200 NationsBank Corp.                 1,002,375
           ----------------------------
    10,900 Norwest Corp.                       667,625
           ----------------------------
    12,600 PNC Financial Corp.                 615,038
           ----------------------------
     5,200 SunTrust Banks, Inc.                353,275
           ----------------------------   ------------
            Total                            7,462,238
           ----------------------------   ------------
           BANKS-MONEY CENTER--2.3%
           ----------------------------
    15,600 BankAmerica Corp.                 1,143,675
           ----------------------------
     6,600 Citicorp                            883,987
           ----------------------------
     6,000 First Chicago NBD Corp.             451,500
           ----------------------------   ------------
            Total                            2,479,162
           ----------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                              VALUE
 --------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
           BEVERAGE-ALCOHOLIC--0.5%
           -------------------------------------
    15,000 Seagram Co. Ltd.                        $    528,750
           -------------------------------------   ------------
           BEVERAGE-SOFT DRINK--2.2%
           -------------------------------------
    38,700 Coca-Cola Co.                              2,358,281
           -------------------------------------   ------------
           BIOTECHNOLOGY--0.1%
           -------------------------------------
     2,900 (a)Amgen, Inc.                               139,019
           -------------------------------------   ------------
           BROADCAST MEDIA--1.1%
           -------------------------------------
    27,900 (a)Tele-Communications, Inc., Class A        571,950
           -------------------------------------
    28,900 (a)U.S. West Media Group                     644,831
           -------------------------------------   ------------
            Total                                     1,216,781
           -------------------------------------   ------------
           BUILDING MATERIALS--0.4%
           -------------------------------------
     9,500 Masco Corp.                                  435,219
           -------------------------------------   ------------
           BUILDING SUPPLIES--0.5%
           -------------------------------------
     4,400 Home Depot, Inc.                             229,350
           -------------------------------------
    10,800 Sherwin-Williams Co.                         317,925
           -------------------------------------   ------------
            Total                                       547,275
           -------------------------------------   ------------
           CHEMICALS--1.6%
           -------------------------------------
     7,200 Air Products & Chemicals, Inc.               597,150
           -------------------------------------
     7,600 Dow Chemical Co.                             689,225
           -------------------------------------
     8,700 Union Carbide Corp.                          423,581
           -------------------------------------   ------------
            Total                                     1,709,956
           -------------------------------------   ------------
           CHEMICALS-DIVERSE--0.6%
           -------------------------------------
     6,100 Du Pont (E.I.) de Nemours & Co.              375,531
           -------------------------------------
     8,600 Morton International, Inc.                   305,300
           -------------------------------------   ------------
            Total                                       680,831
           -------------------------------------   ------------
           CHEMICALS-SPECIALTY--0.7%
           -------------------------------------
     5,900 Grace (W.R.) & Co.                           434,388
           -------------------------------------
     7,000 Great Lakes Chemical Corp.                   345,188
           -------------------------------------   ------------
            Total                                       779,576
           -------------------------------------   ------------
           COMMUNICATION EQUIPMENT--0.3%
           -------------------------------------
     6,400 Harris Corp.                                 292,800
           -------------------------------------   ------------
           COMPUTER HARDWARE--4.7%
           -------------------------------------
    11,900 (a)Compaq Computer Corp.                     889,525
           -------------------------------------
     6,700 (a)Dell Computer Corp.                       649,062
           -------------------------------------
     9,800 (a)Digital Equipment Corp.                   424,462
           -------------------------------------
     3,700 (a)EMC Corp. Mass                            215,987
           -------------------------------------
    22,700 International Business Machines Corp.      2,404,781
           -------------------------------------
     4,700 (a)Seagate Technology, Inc.                  169,788
           -------------------------------------
    11,300 (a)Silicon Graphics, Inc.                    296,625
           -------------------------------------   ------------
            Total                                     5,050,230
           -------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                VALUE
 --------- ---------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
           COMPUTER SERVICES--2.3%
           ---------------------------------------
     5,300 (a)3Com Corp.                             $    271,625
           ---------------------------------------
    12,200 (a)Cisco Systems, Inc.                         891,362
           ---------------------------------------
     8,800 Computer Associates International, Inc.        631,950
           ---------------------------------------
    18,600 (a)Oracle Corp.                                677,738
           ---------------------------------------   ------------
            Total                                       2,472,675
           ---------------------------------------   ------------
           COMPUTER SOFTWARE--0.2%
           ---------------------------------------
     4,300 (a)Parametric Technology Corp.                 189,738
           ---------------------------------------   ------------
           CONTAINERS & PACKAGING--0.1%
           ---------------------------------------
     1,700 Union Camp Corp.                               104,869
           ---------------------------------------   ------------
           COSMETICS & TOILETRIES--2.5%
           ---------------------------------------
     1,800 Colgate-Palmolive Co.                          125,437
           ---------------------------------------
     9,100 Gillette Co.                                   785,444
           ---------------------------------------
    24,800 Procter & Gamble Co.                         1,712,750
           ---------------------------------------   ------------
            Total                                       2,623,631
           ---------------------------------------   ------------
           ELECTRIC COMPANIES--3.6%
           ---------------------------------------
     6,800 Carolina Power & Light Co.                     244,375
           ---------------------------------------
    10,800 Consolidated Edison Co.                        367,200
           ---------------------------------------
    11,600 Duke Power Co.                                 573,475
           ---------------------------------------
    29,700 Edison International                           749,925
           ---------------------------------------
    13,600 Entergy Corp.                                  354,450
           ---------------------------------------
    28,400 P G & E Corp.                                  658,525
           ---------------------------------------
    15,500 Peco Energy Co.                                363,281
           ---------------------------------------
    24,200 Southern Co.                                   546,013
           ---------------------------------------   ------------
            Total                                       3,857,244
           ---------------------------------------   ------------
           ELECTRICAL EQUIPMENT--3.3%
           ---------------------------------------
    13,100 AMP, Inc.                                      701,669
           ---------------------------------------
    41,400 General Electric Co.                         2,817,788
           ---------------------------------------   ------------
            Total                                       3,519,457
           ---------------------------------------   ------------
           ELECTRONICS-DEFENSE--0.4%
           ---------------------------------------
     7,000 Raytheon Co.                                   413,875
           ---------------------------------------   ------------
           ELECTRONICS-DISTRIBUTORS--0.3%
           ---------------------------------------
     3,900 (W.W.) Grainger Inc.                           347,100
           ---------------------------------------   ------------
           ELECTRONICS-SEMICONDUCTORS--3.5%
           ---------------------------------------
     3,400 (a)Applied Materials, Inc.                     323,850
           ---------------------------------------
    26,200 Intel Corp.                                  2,418,588
           ---------------------------------------
    10,200 (a)LSI Logic Corp.                             327,675
           ---------------------------------------
     4,900 Micron Technology, Inc.                        169,969
           ---------------------------------------
     3,800 Texas Instruments, Inc.                        513,475
           ---------------------------------------   ------------
            Total                                       3,753,557
           ---------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                    VALUE
 --------- -------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------------
           ENTERTAINMENT--1.3%
           -------------------------------------------
    17,200 (a)Viacom, Inc., Class B                      $    543,950
           -------------------------------------------
    10,200 Disney (Walt) Co.                                  822,375
           -------------------------------------------   ------------
            Total                                           1,366,325
           -------------------------------------------   ------------
           FINANCIAL--3.7%
           -------------------------------------------
     5,500 American Express Co.                               450,312
           -------------------------------------------
    13,100 American General Corp.                             679,562
           -------------------------------------------
    30,200 Federal Home Loan Mortgage Corp.                 1,064,550
           -------------------------------------------
    21,200 Morgan Stanley, Dean Witter, Discover & Co.      1,146,125
           -------------------------------------------
     9,300 Washington Mutual, Inc.                            648,675
           -------------------------------------------   ------------
            Total                                           3,989,224
           -------------------------------------------   ------------
           FOODS--0.2%
           -------------------------------------------
     4,400 Kellogg Co.                                        185,350
           -------------------------------------------   ------------
           GOLD & PRECIOUS METAL MINES--0.4%
           -------------------------------------------
    15,100 Barrick Gold Corp.                                 373,725
           -------------------------------------------   ------------
           HEALTHCARE--2.7%
           -------------------------------------------
    10,000 Abbott Laboratories                                639,375
           -------------------------------------------
    10,600 American Home Products Corp.                       773,800
           -------------------------------------------
    18,000 Bristol-Myers Squibb Co.                         1,489,500
           -------------------------------------------   ------------
            Total                                           2,902,675
           -------------------------------------------   ------------
           HEALTHCARE-DRUGS MAJOR--3.9%
           -------------------------------------------
    12,900 Eli Lilly & Co.                                  1,553,644
           -------------------------------------------
    21,100 Pfizer, Inc.                                     1,267,319
           -------------------------------------------
    19,500 Pharmacia & Upjohn, Inc.                           711,750
           -------------------------------------------
    11,400 Schering Plough Corp.                              587,100
           -------------------------------------------   ------------
            Total                                           4,119,813
           -------------------------------------------   ------------
           HEALTHCARE-HOSPITAL MANAGEMENT--0.7%
           -------------------------------------------
    27,700 Columbia/HCA Healthcare Corp.                      796,375
           -------------------------------------------   ------------
           HEALTHCARE-MEDICAL PRODUCTS & SUPPLY--2.5%
           -------------------------------------------
    14,400 Baxter International, Inc.                         752,400
           -------------------------------------------
     3,800 (a)Boston Scientific Corp.                         209,712
           -------------------------------------------
     2,800 Guidant Corp.                                      156,800
           -------------------------------------------
    18,200 Johnson & Johnson                                1,048,775
           -------------------------------------------
    10,600 Medtronic, Inc.                                    498,200
           -------------------------------------------   ------------
            Total                                           2,665,887
           -------------------------------------------   ------------
           HOUSEHOLD FURNITURE & APPLIANCES--0.1%
           -------------------------------------------
     2,100 Whirlpool Corp.                                    139,256
           -------------------------------------------   ------------
           INSURANCE-BROKERS--0.5%
           -------------------------------------------
     9,300 AON Corp.                                          491,737
           -------------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                             VALUE
 --------- ------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------
           INSURANCE-LIFE/HEALTH--0.9%
           ------------------------------------
     3,900 Aetna Services, Inc.                   $    317,606
           ------------------------------------
     8,200 Conseco, Inc.                               400,262
           ------------------------------------
     3,000 Jefferson-Pilot Corp.                       237,000
           ------------------------------------   ------------
            Total                                      954,868
           ------------------------------------   ------------
           INSURANCE-MULTILINE--2.1%
           ------------------------------------
     6,200 American International Group, Inc.          639,762
           ------------------------------------
     2,600 Lincoln National Corp.                      181,025
           ------------------------------------
    20,100 Travelers Group, Inc.                     1,371,825
           ------------------------------------   ------------
            Total                                    2,192,612
           ------------------------------------   ------------
           INSURANCE-PROPERTY--0.9%
           ------------------------------------
     8,000 Chubb Corp.                                 568,500
           ------------------------------------
     7,800 SAFECO Corp.                                413,400
           ------------------------------------   ------------
            Total                                      981,900
           ------------------------------------   ------------
           INVESTMENT BANK-BROKERAGE--0.7%
           ------------------------------------
    10,600 Merrill Lynch & Co., Inc.                   786,388
           ------------------------------------   ------------
           IRON & STEEL--0.1%
           ------------------------------------
     3,000 USX-U.S. Steel Group, Inc.                  104,250
           ------------------------------------   ------------
           LODGING-HOTELS--0.4%
           ------------------------------------
     5,600 (a)ITT Corp.                                379,400
           ------------------------------------   ------------
           MACHINERY--1.0%
           ------------------------------------
     9,800 Cooper Industries, Inc.                     529,812
           ------------------------------------
    11,700 Ingersoll-Rand Co.                          503,831
           ------------------------------------   ------------
            Total                                    1,033,643
           ------------------------------------   ------------
           MANUFACTURER-SPECIAL--0.4%
           ------------------------------------
     9,600 Parker-Hannifin Corp.                       432,000
           ------------------------------------   ------------
           MANUFACTURING-DIVERSE--2.1%
           ------------------------------------
     7,800 Allied-Signal, Inc.                         331,500
           ------------------------------------
     2,000 Minnesota Mining & Manufacturing Co.        185,000
           ------------------------------------
     8,000 Tenneco, Inc.                               383,000
           ------------------------------------
     4,200 Textron, Inc.                               273,000
           ------------------------------------
     3,300 Unilever N.V., ADR                          701,663
           ------------------------------------
     4,600 United Technologies Corp.                   372,600
           ------------------------------------   ------------
            Total                                    2,246,763
           ------------------------------------   ------------
           METALS & MINING--0.3%
           ------------------------------------
    11,900 Inco Ltd.                                   298,244
           ------------------------------------   ------------
           NATURAL GAS--0.3%
           ------------------------------------
     6,900 Williams Cos., Inc. (The)                   323,006
           ------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

  SHARES                                             VALUE
 --------- ------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------
           OIL & GAS-DRILL & EQUIPMENT--0.7%
           ------------------------------------
     8,800 Baker Hughes, Inc.                     $    385,000
           ------------------------------------
     3,800 Schlumberger Ltd.                           319,913
           ------------------------------------   ------------
            Total                                      704,913
           ------------------------------------   ------------
           OIL-DOMESTIC--1.1%
           ------------------------------------
     8,900 Phillips Petroleum Co.                      459,463
           ------------------------------------
    19,200 USX Corp.                                   714,000
           ------------------------------------   ------------
            Total                                    1,173,463
           ------------------------------------   ------------
           OIL-INTERNATIONAL--7.4%
           ------------------------------------
     6,300 Amoco Corp.                                 607,162
           ------------------------------------
     9,900 Chevron Corp.                               823,556
           ------------------------------------
    46,700 Exxon Corp.                               2,991,719
           ------------------------------------
    12,600 Mobil Corp.                                 932,400
           ------------------------------------
    45,700 Royal Dutch Petroleum Co., ADR            2,536,350
           ------------------------------------   ------------
            Total                                    7,891,187
           ------------------------------------   ------------
           PAPER & FOREST PRODUCTS--1.3%
           ------------------------------------
     3,300 Champion International Corp.                201,094
           ------------------------------------
    13,100 International Paper Co.                     721,319
           ------------------------------------
     8,600 Weyerhaeuser Co.                            510,625
           ------------------------------------   ------------
            Total                                    1,433,038
           ------------------------------------   ------------
           PHOTOGRAPH/IMAGING--0.9%
           ------------------------------------
    11,600 Xerox Corp.                                 976,575
           ------------------------------------   ------------
           RAILROADS--1.1%
           ------------------------------------
     2,800 Burlington Northern Santa Fe                270,550
           ------------------------------------
     7,900 CSX Corp.                                   462,150
           ------------------------------------
     1,100 Norfolk Southern Corp.                      113,575
           ------------------------------------
     5,500 Union Pacific Corp.                         344,438
           ------------------------------------   ------------
            Total                                    1,190,713
           ------------------------------------   ------------
           RETAIL-DEPARTMENT STORES--2.2%
           ------------------------------------
    13,600 (a)Federated Department Stores, Inc.        586,500
           ------------------------------------
    11,200 May Department Stores Co.                   610,400
           ------------------------------------
     7,700 Nordstrom, Inc.                             490,875
           ------------------------------------
    11,400 J.C. Penney Co., Inc.                       664,050
           ------------------------------------   ------------
            Total                                    2,351,825
           ------------------------------------   ------------
           RETAIL-DRUG STORES--0.5%
           ------------------------------------
     9,500 CVS Corp.                                   540,312
           ------------------------------------   ------------
           RETAIL-GENERAL MERCHANDISE--1.6%
           ------------------------------------
    10,100 (a)Costco Cos., Inc.                        380,012
           ------------------------------------
    16,800 Sears, Roebuck & Co.                        956,550
           ------------------------------------


THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ---------- --------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
            RETAIL-GENERAL MERCHANDISE--CONTINUED
            --------------------------------------
      8,800 Wal-Mart Stores, Inc.                    $    322,300
            --------------------------------------   ------------
             Total                                      1,658,862
            --------------------------------------   ------------
            RETAIL-SPECIALTY--0.5%
            --------------------------------------
     15,100 (a)Toys 'R' Us, Inc.                          536,050
            --------------------------------------   ------------
            SERVICES-COMMERCIAL & CONSUMER--0.4%
            --------------------------------------
     12,800 Service Corp. International                   412,000
            --------------------------------------   ------------
            SERVICES-DATA PROCESSING--0.3%
            --------------------------------------
      8,120 First Data Corp., Class                       305,007
            --------------------------------------   ------------
            SPECIALTY PRINTING--0.4%
            --------------------------------------
     10,900 Donnelley (R.R.) & Sons Co.                   388,994
            --------------------------------------   ------------
            TELECOMMUNICATIONS-CELLULAR--0.7%
            --------------------------------------
     20,900 (a)Airtouch Communications, Inc.              740,644
            --------------------------------------   ------------
            TELECOMMUNICATIONS-EQUIPMENT--1.3%
            --------------------------------------
     10,600 Lucent Technologies, Inc.                     862,575
            --------------------------------------
      3,500 Northern Telecom Ltd.                         363,781
            --------------------------------------
      3,000 (a)Tellabs, Inc.                              154,500
            --------------------------------------   ------------
             Total                                      1,380,856
            --------------------------------------   ------------
            TELECOMMUNICATIONS-LONG DISTANCE--3.3%
            --------------------------------------
     40,800 AT&T Corp.                                  1,807,950
            --------------------------------------
     25,500 MCI Communications Corp.                      749,063
            --------------------------------------
     13,700 Sprint Corp.                                  685,000
            --------------------------------------
      7,000 (a)WorldCom, Inc.                             247,625
            --------------------------------------   ------------
             Total                                      3,489,638
            --------------------------------------   ------------
            TELEPHONE--2.8%
            --------------------------------------
     10,398 Bell Atlantic Corp.                           836,421
            --------------------------------------
     30,300 BellSouth Corp.                             1,401,375
            --------------------------------------
     20,200 U.S. West, Inc.                               777,700
            --------------------------------------   ------------
             Total                                      3,015,496
            --------------------------------------   ------------
            TEXTILES-APPAREL--0.4%
            --------------------------------------
      5,100 V.F. Corp.                                    472,388
            --------------------------------------   ------------
            TOBACCO--1.4%
            --------------------------------------
      9,200 Fortune Brands, Inc.                          309,925
            --------------------------------------
      9,200 (a)Gallaher Group PLC, ADR                    176,525
            --------------------------------------
     23,600 Philip Morris Cos., Inc.                      980,875
            --------------------------------------   ------------
             Total                                      1,467,325
            --------------------------------------   ------------
            TRUCKS & PARTS--0.1%
            --------------------------------------
      1,900 Cummins Engine Co., Inc.                      148,319
            --------------------------------------   ------------


THE STYLE MANAGER: LARGE CAP FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------------------
            WASTE MANAGEMENT--0.9%
            ---------------------------------------------------
     24,300 Browning-Ferris Industries, Inc.                      $    924,919
            ---------------------------------------------------   ------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $83,618,762)     104,106,935
            ---------------------------------------------------   ------------
 (B) REPURCHASE AGREEMENT--2.4%
 --------------------------------------------------------------
 $2,576,249 Credit Suisse First Boston, 6.05%, dated 9/30/1997,
            due 10/1/1997 (AT AMORTIZED COST)                        2,576,249
            ---------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $86,195,011)(C)   $106,683,184
            ---------------------------------------------------   ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $86,195,011. The net unrealized appreciation of investments on a federal tax basis amounts to $20,488,173 which is comprised of $22,202,146 appreciation and $1,713,973 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($106,684,527) at September 30, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

The 12-month period ended September 30, 1997 was highlighted by significant growth in small cap stocks*. Feeling that small cap growth stocks were particularly overvalued, the fund focused on small cap value stocks for the majority of 1997. During the 12-month period ended September 30, 1997, small cap value stocks recorded a total return of 48.9% as measured by the S&P 600 Value Index**, whereas small cap growth stocks returned only 25.2% as measured by the S&P 600 Growth Index**. The S&P 600 Index** recorded a total return 37.0% and the S&P 500 Index returned 40.7% for the 12-month period ended September 30, 1997. During the 12-month period ended September 30, 1997, the fund produced an average annual total return of 44.01%.***

We continue to focus on small cap value stocks which have demonstrated greater stability in an investment environment characterized by excessive risk measures. In general, we believe that small cap value stocks will remain less volatile than small cap growth stocks over time. Due to our value orientation, the fund remains positioned in a defensive mode.
--------
  * Small capitalization stocks have historically experienced greater volatility than average.
 ** The S&P 600 Index is an unmanaged capitalization weighted index representing all major industries in the mid-range of the U.S. stock market. The S&P 600 Growth Index and the S&P 600 Value Index are sub- indices of the S&P 600 Index. Investments cannot be made in an index.
*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

             GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER FUND.

  The graph below illustrates the hypothetical investment of $10,000** in The Style Manager Fund (the "Fund") from March 7, 1995 (start of performance) to September 30, 1997, compared to the Standard & Poor's 500 Index ("S&P 500").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX E

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     41.85%
Start of Performance (3/7/95)                            28.04

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 3/7/95 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. The index is unmanaged.


THE STYLE MANAGER FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

   SHARES                                      VALUE
 ---------- -----------------------------   -----------
 COMMON STOCKS--98.2%
 ----------------------------------------
            AEROSPACE & DEFENSE--1.2%
            -----------------------------
     22,200 Orbital Sciences Corp.          $   543,900
            -----------------------------
     20,100 Trimble Navigation Ltd.             394,463
            -----------------------------   -----------
             Total                              938,363
            -----------------------------   -----------
            AIR FREIGHT--0.5%
            -----------------------------
     27,500 Fritz Companies, Inc.               405,625
            -----------------------------   -----------
            APPAREL--0.7%
            -----------------------------
     15,500 Kellwood Co.                        549,281
            -----------------------------   -----------
            AUTO PARTS & EQUIPMENT--1.3%
            -----------------------------
      6,700 SPX Corp.                           392,788
            -----------------------------
     15,400 Smith (A.O.) Corp.                  610,225
            -----------------------------   -----------
             Total                            1,003,013
            -----------------------------   -----------
            BANKING-MAJOR REGIONAL--13.3%
            -----------------------------
      7,920 Associated Banc Corp.               356,895
            -----------------------------
     10,043 Bankers Trust New York Corp.      1,230,267
            -----------------------------
      6,400 CCB Financial Corp.                 516,000
            -----------------------------
     11,900 Central Fidelity Banks, Inc.        526,575
            -----------------------------
     14,300 Centura Banks, Inc.                 787,394
            -----------------------------
      9,812 Commerce Bancorp, Inc.              381,441
            -----------------------------
      9,600 Commercial Federal Corp.            452,400
            -----------------------------
     10,600 Cullen Frost Bankers, Inc.          502,175
            -----------------------------
     27,200 Deposit Guaranty Corp.              906,100
            -----------------------------
     11,100 First Commercial Corp.              532,800
            -----------------------------
     15,500 First Michigan Bank Corp.           641,312
            -----------------------------
     23,600 Firstmerit Corp.                    637,200
            -----------------------------
     22,650 Keystone Financial, Inc.            855,038
            -----------------------------
     13,200 Magna Group, Inc.                   520,575
            -----------------------------
     15,400 Riggs National Corp.                362,863
            -----------------------------
     15,975 Summit Bancorp                      709,889
            -----------------------------
     11,100 Susquehanna Bankshares, Inc.        341,325
            -----------------------------   -----------
             Total                           10,260,249
            -----------------------------   -----------
            BUILDING MATERIALS--1.5%
            -----------------------------
     14,700 Lone Star Industries, Inc.          793,800
            -----------------------------
     13,400 TJ International, Inc.              342,538
            -----------------------------   -----------
             Total                            1,136,338
            -----------------------------   -----------
            CHEMICALS--2.2%
            -----------------------------
     10,000 Cambrex Corp.                       466,250
            -----------------------------
     12,800 ChemFirst, Inc.                     321,600
            -----------------------------
     14,600 Dexter Corp.                        584,912
            -----------------------------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                             VALUE
 ---------- ------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
            CHEMICALS--CONTINUED
            ------------------------------------
     15,400 Mississippi Chemical Corp.             $   300,300
            ------------------------------------   -----------
             Total                                   1,673,062
            ------------------------------------   -----------
            COMMERCIAL SERVICES--0.4%
            ------------------------------------
      9,300 Primark Corp.                              274,931
            ------------------------------------   -----------
            COMMUNICATION EQUIPMENT--0.7%
            ------------------------------------
     18,800 Allen Telecom, Inc.                        535,800
            ------------------------------------   -----------
            COMPUTER SOFTWARE--1.0%
            ------------------------------------
     34,700 Platinum Technology, Inc.                  746,050
            ------------------------------------   -----------
            COMPUTERS-PERIPHERAL--1.4%
            ------------------------------------
     31,000 Komag, Inc.                                631,625
            ------------------------------------
     17,700 Telxon Corp.                               433,650
            ------------------------------------   -----------
             Total                                   1,065,275
            ------------------------------------   -----------
            COMPUTERS-NETWORKING--0.7%
            ------------------------------------
     28,700 Network Equipment Technologies, Inc.       500,456
            ------------------------------------   -----------
            DEPARTMENT STORES--2.4%
            ------------------------------------
     14,000 Carson Pirie Scott & Co.                   552,125
            ------------------------------------
     13,400 Proffitts, Inc.                            793,950
            ------------------------------------
     20,400 Shopko Stores, Inc.                        530,400
            ------------------------------------   -----------
             Total                                   1,876,475
            ------------------------------------   -----------
            DISTRIBUTORS-FOOD & HEALTH--0.7%
            ------------------------------------
     20,100 Rykoff Sexton, Inc.                        520,088
            ------------------------------------   -----------
            DRUG STORES--0.8%
            ------------------------------------
     22,600 Longs Drug Stores Corp.                    603,138
            ------------------------------------   -----------
            ELECTRIC COMPANIES--2.8%
            ------------------------------------
     33,500 Atlantic Energy, Inc. NJ                   600,906
            ------------------------------------
     37,179 MidAmerican Energy Holdings Co.            641,338
            ------------------------------------
     13,500 United Illuminating Co.                    491,906
            ------------------------------------
     20,500 United Water Resources, Inc.               381,813
            ------------------------------------   -----------
             Total                                   2,115,963
            ------------------------------------   -----------
            ELECTRICAL EQUIPMENT--0.7%
            ------------------------------------
     29,700 Anixter International, Inc.                510,469
            ------------------------------------   -----------
            ELECTRONICS-DISTRIBUTORS--1.9%
            ------------------------------------
     23,100 Kent Electronics Corp.                     912,450
            ------------------------------------
     13,900 Marshall Industries                        538,625
            ------------------------------------   -----------
             Total                                   1,451,075
            ------------------------------------   -----------
            ELECTRONICS-INSTRUMENTS--0.5%
            ------------------------------------
      7,600 John Fluke Manufacturing, Co.              410,400
            ------------------------------------   -----------
            ELECTRONICS-SEMICONDUCTORS--3.0%
            ------------------------------------
     17,500 Cyrix Corp.                                586,250
            ------------------------------------
     14,500 Dallas Semiconductor Corp.                 648,875
            ------------------------------------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
            ELECTRONICS-SEMICONDUCTORS--CONTINUED
            -------------------------------------
     11,300 Photronic Labs, Inc.                    $   684,356
            -------------------------------------
     16,700 Zilog, Inc.                                 364,269
            -------------------------------------   -----------
             Total                                    2,283,750
            -------------------------------------   -----------
            ENTERTAINMENT--0.9%
            -------------------------------------
      9,900 Carmike Cinemas, Inc., Class A              297,000
            -------------------------------------
      9,800 GC Cos., Inc.                               421,400
            -------------------------------------   -----------
             Total                                      718,400
            -------------------------------------   -----------
            FOOD CHAINS--0.6%
            -------------------------------------
     26,400 Ruddick Corp.                               425,700
            -------------------------------------   -----------
            FOODS--1.3%
            -------------------------------------
     33,400 Chiquita Brands International               538,575
            -------------------------------------
     16,400 Smithfield Foods, Inc.                      492,000
            -------------------------------------   -----------
             Total                                    1,030,575
            -------------------------------------   -----------
            FOOTWEAR--0.8%
            -------------------------------------
      8,200 Timberland Co., Class A                     653,950
            -------------------------------------   -----------
            GAMING & LOTTERY--1.0%
            -------------------------------------
     28,100 Grand Casinos, Inc.                         430,281
            -------------------------------------
     16,800 Showboat, Inc.                              342,300
            -------------------------------------   -----------
             Total                                      772,581
            -------------------------------------   -----------
            GOLD & PRECIOUS METAL MINES--1.1%
            -------------------------------------
     32,100 Coeur d'Alene Mines Corp.                   523,631
            -------------------------------------
     16,300 Stillwater Mining Co.                       347,394
            -------------------------------------   -----------
             Total                                      871,025
            -------------------------------------   -----------
            HARDWARE & TOOLS--0.5%
            -------------------------------------
      9,800 Toro Co.                                    388,325
            -------------------------------------   -----------
            HEALTHCARE-DIVERSIFIED--0.6%
            -------------------------------------
     12,700 Sierra Health Services, Inc.                465,138
            -------------------------------------   -----------
            HEALTHCARE-LONG TERM CARE--2.7%
            -------------------------------------
     18,800 Genesis Health Ventures, Inc.               732,025
            -------------------------------------
     14,200 Integrated Health Services, Inc.            474,812
            -------------------------------------
     13,600 Living Centers of America, Inc.             554,200
            -------------------------------------
     20,700 Mariner Health Group, Inc.                  326,025
            -------------------------------------   -----------
             Total                                    2,087,062
            -------------------------------------   -----------
            HEALTHCARE-MANAGED CARE--0.4%
            -------------------------------------
     19,500 Coventry Corp.                              321,750
            -------------------------------------   -----------
            HOMEBUILDING--1.4%
            -------------------------------------
     15,093 Fleetwood Enterprises, Inc.                 506,559
            -------------------------------------
     14,800 U.S. Home Corp.                             571,650
            -------------------------------------   -----------
             Total                                    1,078,209
            -------------------------------------   -----------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
 ---------- ----------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------
            HOMEFURNISHINGS--1.4%
            ----------------------------------------
     18,800 Fieldcrest Cannon, Inc.                    $   648,600
            ----------------------------------------
      8,300 Springs Industries, Inc., Class A              435,750
            ----------------------------------------   -----------
             Total                                       1,084,350
            ----------------------------------------   -----------
            HOSPITAL MANAGEMENT--1.0%
            ----------------------------------------
     17,000 Universal Health Services, Inc., Class B       735,250
            ----------------------------------------   -----------
            HOTELS--1.4%
            ----------------------------------------
     22,700 Prime Hospitality Corp.                        512,169
            ----------------------------------------
     19,300 Marcus Corp.                                   562,113
            ----------------------------------------   -----------
             Total                                       1,074,282
            ----------------------------------------   -----------
            HOUSEHOLD FURNITURE & APPLIANCES--1.9%
            ----------------------------------------
     12,900 Bassett Furniture Industries, Inc.             367,650
            ----------------------------------------
     21,400 Ethan Allen Interiors, Inc.                    663,400
            ----------------------------------------
     11,100 Kimball International, Inc., Class B           466,200
            ----------------------------------------   -----------
             Total                                       1,497,250
            ----------------------------------------   -----------
            INSURANCE-LIFE/HEALTH--1.4%
            ----------------------------------------
      9,100 Life Re Corp.                                  480,025
            ----------------------------------------
     12,500 Protective Life Corp.                          631,250
            ----------------------------------------   -----------
             Total                                       1,111,275
            ----------------------------------------   -----------
            INSURANCE-MULTILINE--0.8%
            ----------------------------------------
     17,800 American Bankers Insurance Group, Inc.         649,700
            ----------------------------------------   -----------
            INSURANCE-PROPERTY--3.9%
            ----------------------------------------
      9,000 Allied Group, Inc.                             457,312
            ----------------------------------------
      7,900 Capital Re Corp.                               481,900
            ----------------------------------------
      9,200 Enhance Financial Services Group, Inc.         503,700
            ----------------------------------------
      9,500 First American Financial Corp.                 570,000
            ----------------------------------------
     13,400 Frontier Insurance Group, Inc.                 509,200
            ----------------------------------------
     10,000 Orion Capital Corp.                            453,125
            ----------------------------------------   -----------
             Total                                       2,975,237
            ----------------------------------------   -----------
            INVESTMENT BANKING/BROKERAGE--3.6%
            ----------------------------------------
      7,100 Interra Financial, Inc.                        426,444
            ----------------------------------------
     13,467 Legg Mason, Inc.                               710,367
            ----------------------------------------
     14,100 Piper Jaffray Cos., Inc.                       430,931
            ----------------------------------------
     17,300 Quick & Reilly Group, Inc.                     647,669
            ----------------------------------------
     14,800 Raymond James Financial, Inc.                  532,800
            ----------------------------------------   -----------
             Total                                       2,748,211
            ----------------------------------------   -----------
            IRON & STEEL--0.6%
            ----------------------------------------
     12,500 Quanex Corp.                                   438,281
            ----------------------------------------   -----------
            LEISURE TIME--0.5%
            ----------------------------------------
     14,700 K2, Inc.                                       369,337
            ----------------------------------------   -----------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
 --------- --------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------------
           MACHINERY & EQUIPMENT--0.4%
           --------------------------------------------
    16,700 Global Industrial Technologies, Inc.           $   345,481
           --------------------------------------------   -----------
           MANUFACTURING-DIVERSIFIED--1.6%
           --------------------------------------------
    21,000 Figgie International Holdings, Inc., Class A       309,750
           --------------------------------------------
    28,200 Premark International, Inc.                        902,400
           --------------------------------------------   -----------
            Total                                           1,212,150
           --------------------------------------------   -----------
           MANUFACTURING-SPECIALIZED--3.9%
           --------------------------------------------
    11,100 Aptargroup, Inc.                                   620,906
           --------------------------------------------
    11,218 Flowserve Corp.                                    335,138
           --------------------------------------------
    13,000 Greenfield Industries, Inc.                        373,750
           --------------------------------------------
    14,600 Halter Marine Group, Inc.                          706,275
           --------------------------------------------
    12,300 Ionics, Inc.                                       545,044
           --------------------------------------------
    13,300 Regal Beloit Corp.                                 408,975
           --------------------------------------------   -----------
            Total                                           2,990,088
           --------------------------------------------   -----------
           NATURAL GAS--2.7%
           --------------------------------------------
     9,800 Eastern Enterprises                                365,662
           --------------------------------------------
    17,300 K N Energy, Inc.                                   791,475
           --------------------------------------------
    16,400 Northwest Natural Gas Co.                          422,300
           --------------------------------------------
    18,300 Piedmont Natural Gas, Inc.                         532,988
           --------------------------------------------   -----------
            Total                                           2,112,425
           --------------------------------------------   -----------
           OFFICE EQUIPMENT & SUPPLIES--0.5%
           --------------------------------------------
    11,300 Standard Register                                  376,431
           --------------------------------------------   -----------
           OIL & GAS--2.8%
           --------------------------------------------
    22,300 Camco International, Inc.                        1,555,425
           --------------------------------------------
    25,400 Snyder Oil Corp.                                   576,263
           --------------------------------------------   -----------
            Total                                           2,131,688
           --------------------------------------------   -----------
           PAPER & FOREST PRODUCTS--1.4%
           --------------------------------------------
    28,600 Longview Fibre Co.                                 568,425
           --------------------------------------------
    10,700 Rayonier, Inc.                                     517,613
           --------------------------------------------   -----------
            Total                                           1,086,038
           --------------------------------------------   -----------
           PHARMACEUTICALS--0.5%
           --------------------------------------------
    16,900 Alpharma, Inc., Class A                            378,137
           --------------------------------------------
     2,817 Alpharma, Inc., Rights                              15,844
           --------------------------------------------   -----------
            Total                                             393,981
           --------------------------------------------   -----------
           PRINTING & PUBLISHING--0.5%
           --------------------------------------------
    11,700 Bowne & Co., Inc.                                  410,962
           --------------------------------------------   -----------
           PROPERTY--1.7%
           --------------------------------------------
    10,600 Fremont General Corp.                              506,150
           --------------------------------------------
     9,100 Selective Insurance Group, Inc.                    468,650
           --------------------------------------------
    11,300 Zenith National Insurance Corp.                    322,756
           --------------------------------------------   -----------
            Total                                           1,297,556
           --------------------------------------------   -----------


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                                           VALUE
 ---------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------------------
            RESTAURANTS--2.2%
            --------------------------------------------------
     11,900 IHOP Corp.                                           $   425,425
            --------------------------------------------------
     20,300 Landrys Seafood Restaurants, Inc.                        596,313
            --------------------------------------------------
     13,800 Ruby Tuesday, Inc.                                       351,900
            --------------------------------------------------
     13,300 ShowBiz Pizza Time, Inc.                                 305,900
            --------------------------------------------------   -----------
             Total                                                 1,679,538
            --------------------------------------------------   -----------
            RETAIL--0.9%
            --------------------------------------------------
     13,100 Fabri-Centers of America, Class A                        302,937
            --------------------------------------------------
     12,750 Hughes Supply, Inc.                                      384,891
            --------------------------------------------------   -----------
             Total                                                   687,828
            --------------------------------------------------   -----------
            RETAIL-SPECIALTY--2.4%
            --------------------------------------------------
     14,600 Michaels Stores, Inc.                                    446,213
            --------------------------------------------------
     22,200 O'Reilly Automotive, Inc.                                505,050
            --------------------------------------------------
     31,050 Pier 1 Imports, Inc.                                     556,959
            --------------------------------------------------
     17,000 Sports Authority, Inc.                                   316,625
            --------------------------------------------------   -----------
             Total                                                 1,824,847
            --------------------------------------------------   -----------
            SAVINGS & LOAN--5.6%
            --------------------------------------------------
     15,600 Astoria Financial Corp.                                  784,875
            --------------------------------------------------
     18,100 Charter One Financial, Inc.                            1,070,162
            --------------------------------------------------
     18,600 Downey Financial Corp.                                   453,375
            --------------------------------------------------
     15,100 JSB Financial, Inc.                                      738,956
            --------------------------------------------------
     10,900 RCSB Financial, Inc.                                     594,050
            --------------------------------------------------
     27,900 St. Paul Bancorp, Inc.                                   697,500
            --------------------------------------------------   -----------
             Total                                                 4,338,918
            --------------------------------------------------   -----------
            SERVICES-COMMERCIAL & CONSUMER--1.7%
            --------------------------------------------------
     21,700 Cerner Corp.                                             519,444
            --------------------------------------------------
     17,000 Franklin Covey Co.                                       474,937
            --------------------------------------------------
     14,247 Ogden Corp.                                              336,585
            --------------------------------------------------   -----------
             Total                                                 1,330,966
            --------------------------------------------------   -----------
            SERVICES-COMPUTER SYSTEMS--0.5%
            --------------------------------------------------
     13,600 BancTec, Inc.                                            362,100
            --------------------------------------------------   -----------
            TRUCKERS--2.8%
            --------------------------------------------------
     22,900 Alexander and Baldwin, Inc.                              592,537
            --------------------------------------------------
     18,100 American Freightways Corp.                               343,900
            --------------------------------------------------
     16,700 Werner Enterprises, Inc.                                 404,975
            --------------------------------------------------
     24,000 Yellow Corp.                                             781,500
            --------------------------------------------------   -----------
             Total                                                 2,122,912
            --------------------------------------------------   -----------
            TRUCKS & PARTS--0.6%
            --------------------------------------------------
     15,600 Wabash National Corp.                                    451,425
            --------------------------------------------------   -----------
             TOTAL COMMON STOCKS (IDENTIFIED COST $60,491,069)    75,511,023
            --------------------------------------------------   -----------



THE STYLE MANAGER FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENT--1.6%
 --------------------------------------------------------------
 $1,219,266 C.S. First Boston, 6.05%, dated 9/30/1997, due
            10/1/1997
            (AT AMORTIZED COST)                                   $ 1,219,266
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $61,710,335)(B)   $76,730,289
            ---------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $61,750,880. The net unrealized appreciation of investments on a federal tax basis amounts to $14,979,409 which is comprised of $15,597,054 appreciation and $617,645 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($76,873,948) at September 30, 1997.

(See Notes which are an integral part of the Financial Statements)


THE VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

During the last year, interest rates have been relatively calm, but the year ended with lower yields than were seen at the beginning of the year. Municipal bonds, in general, outperformed Treasuries during the same period as a lack of supply and a quieting of tax reform allowed the municipal bond market to gain strength.

Towards the end of the year, yields on municipal bonds were at their most attractive level relative to Treasuries at any time in the last three months. This shift created a buying opportunity especially in the 10 to 15 year maturity range desirable for this fund. We expect that the supply of municipal bonds will remain relatively weak through the end of this calendar year and we would expect municipal bonds to continue to outperform Treasuries during the same period.

Going forward, we expect overall interest rates to remain relatively calm with a gradual bias toward lower interest rates. We will continue to maintain an average maturity of about 15 years in an attempt to maximize yield while keeping risk to changes in interest rates somewhat lower than the average fund.

THE VIRGINIA MUNICIPAL BOND FUND--Investment Shares
--------------------------------------------------------------------------------

   GROWTH OF $10,000 INVESTED IN THE VIRGINIA MUNICIPAL BOND FUND--INVESTMENT
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Virginia Municipal Bond Fund (the "Fund") from October 24, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPEDIX F

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     5.70%
5 Year                                                     5.73%
Start of Performance (10/24/90)                            6.45%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/24/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

+The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE VIRGINIA MUNICIPAL BOND FUND--Trust Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE VIRGINIA MUNICIPAL BOND FUND--TRUST SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Virginia Municipal Bond Fund (the "Fund") from October 24, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX G

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     8.00%
5 Year                                                     5.96%
Start of Performance (10/24/90)                            6.62%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/24/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--95.6%
 --------------------------------------------------------
            VIRGINIA--95.6%
            ---------------------------------------------
 $1,000,000 Albemarle County, VA IDA, Hospital Revenue
            Refunding Bonds, 5.75% (Martha Jefferson
            Hospital), 10/1/2008                               A    $ 1,056,730
            ---------------------------------------------
  1,000,000 Arlington County, VA, GO UT Bonds, 5.30%
            (Original Issue Yield: 5.40%), 6/1/2011           AAA     1,030,440
            ---------------------------------------------
  3,175,000 Big Stone Gap, VA Redevelopment & Housing
            Authority, Correctional Facility Lease
            Revenue Bonds, 6.00% (Wallens Ridge
            Development Project), 9/1/2007                    AA      3,500,247
            ---------------------------------------------
  2,890,000 Chesapeake Bay Bridge & Tunnel District, VA,
            Revenue Bonds, 5.875% (FGIC INS)/(Original
            Issue Yield: 5.95%), 7/1/2010                     AAA     3,116,605
            ---------------------------------------------
  3,500,000 Chesapeake, VA, GO UT Bonds, 5.375% (Commonwealth of Virginia
            GTD)/(Original
            Issue Yield: 5.45%), 5/1/2010                     AA      3,635,870
            ---------------------------------------------
  2,980,000 Chesterfield County, VA, GO UT Bonds, 5.25%,
            3/1/2010                                          AA+     3,051,550
            ---------------------------------------------
  2,860,000 Commonwealth of Virginia, GO UT Bonds,
            5.375%, 6/1/2009                                  AAA     2,993,905
            ---------------------------------------------
  4,000,000 Commonwealth of Virginia, GO UT Public
            Facilities Bonds (Series A), 5.70% (Original
            Issue Yield: 5.75%), 6/1/2008                     AAA     4,289,720
            ---------------------------------------------
  2,545,000 Danville, VA IDA, Hospital Refunding Revenue Bonds, 6.20% (Danville
            Regional Medical Center)/(FGIC INS)/(Original Issue Yield:
            6.30%), 10/1/2009                                 AAA     2,779,395
            ---------------------------------------------
  2,605,000 Fairfax County, VA Sewer Revenue, Revenue
            Bonds, 5.625%, 7/15/2011                          AA      2,748,197
            ---------------------------------------------
  1,140,000 Fairfax County, VA Sewer Revenue, Sewer
            Refunding Revenue Bonds, 5.30% (AMBAC INS),
            11/15/2006                                        AAA     1,197,467
            ---------------------------------------------
  1,505,000 Fairfax County, VA Sewer Revenue, Sewer
            Refunding Revenue Bonds, 5.40% (AMBAC INS),
            11/15/2007                                        AAA     1,583,681
            ---------------------------------------------
            Fairfax County, VA Water Authority, 6.00%,
  2,000,000 4/1/2022                                          AA      2,167,290
            ---------------------------------------------
  1,000,000 Fairfax County, VA Water Authority, Revenue
            Refunding Bonds, 4.65% (Original Issue Yield:
            4.85%), 4/1/2010                                  AA        977,750
            ---------------------------------------------
  3,500,000 Fairfax County, VA, (Series A), 5.25% (State Aid Withholding
            LOC)/(Original Issue Yield:
            5.35%), 6/1/2009                                  AAA     3,627,960
            ---------------------------------------------
  2,000,000 Henrico County, VA IDA, Refunding Revenue Bonds, 5.60% (Bon Secours
            Health System)/(MBIA INS)/(Original Issue Yield:
            5.65%), 8/15/2010                                 AAA     2,090,720
            ---------------------------------------------
    600,000 Loudoun County, VA IDA, Lease Revenue Bonds,
            5.50% (Northern Virginia Criminal
            Justice)/(Original Issue Yield: 5.829%),
            6/1/2008                                          AA-       623,910
            ---------------------------------------------
  1,000,000 Loudoun County, VA, GO UT Refunding Bonds
            (Series A), 5.50% (Commonwealth of Virginia
            GTD)/(Original Issue Yield: 5.649%),
            10/1/2007                                         AA-     1,061,750
            ---------------------------------------------
  4,440,000 Newport News, VA, GO UT, 5.75%, 1/15/2017         AA-     4,607,743
            ---------------------------------------------
  3,000,000 Norfolk, VA, GO UT Bonds, 5.25% (Commonwealth of Virginia
            GTD)/(Original Issue Yield:
            5.55%), 6/1/2011                                  AA      3,052,140
            ---------------------------------------------


THE VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                  CREDIT
 OR SHARES                                                 RATING*    VALUE
 ---------- --------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 -------------------------------------------------------
 $2,000,000 Norfolk, VA, GO UT Bonds, 5.70% (MBIA INS),      AAA
            6/1/2008                                               $ 2,152,380
            --------------------------------------------
  2,535,000 Portsmouth, VA, GO UT Bonds, 5.00% (FGIC
            INS), 8/1/2011                                   AAA     2,532,313
            --------------------------------------------
  3,375,000 Riverside, VA Regional Jail Authority, Jail
            Facility Revenue Bonds, 5.625% (MBIA
            INS)/(Original Issue Yield: 5.75%), 7/1/2007     AAA     3,638,655
            --------------------------------------------
  1,185,000 Roanoke, VA IDA, Hospital Revenue Refunding
            Bonds (Series B), 6.00% (Roanoke Memorial
            Hospital)/(Original Issue Yield: 6.10%),
            7/1/2007                                         AA-     1,260,212
            --------------------------------------------
  3,510,000 Virginia College Building Authority, Revenue
            Bonds, 5.40% (21ST Century College Program),
            8/1/2015                                         AA      3,555,700
            --------------------------------------------
  7,255,000 Virginia State Public Building Authority,
            Revenue Bonds, 5.20% (Original Issue Yield:
            5.40%), 8/1/2010                                 AA      7,366,146
            --------------------------------------------
  2,030,000 Virginia State Transportation Board, Revenue
            Bonds, 6.00% (Northern Virginia
            Transportation District)/(Original Issue
            Yield: 6.10%), 5/15/2008                         AA      2,198,348
            --------------------------------------------
  1,000,000 Virginia State Transportation Board,
            Transportation Contract Revenue Refunding
            Bonds, 5.375% (U.S. Route 58 Corridor
            PG-A), 5/15/2007                                 AA      1,048,000
            --------------------------------------------
  2,325,000 Virginia State University-Virginia
            Commonwealth, Revenue Bonds, 5.75% (Original
            Issue Yield: 5.827%), 5/1/2021                   AA-     2,386,055
            --------------------------------------------           -----------
             TOTAL LONG-TERM MUNICIPAL SECURITIES
              (IDENTIFIED COST $72,293,301)                         75,330,879
            --------------------------------------------           -----------
 MUTUAL FUND ISSUES--3.5%
 -------------------------------------------------------
    928,302 Goldman Sachs & Co. ILA Tax Exempt                         928,302
            --------------------------------------------
  1,793,570 Municipal Fund for Temporary Investment                  1,793,570
            --------------------------------------------           -----------
             TOTAL MUTUAL FUND ISSUES (AT NET ASSET
              VALUE)                                                 2,721,872
            --------------------------------------------           -----------
             TOTAL INVESTMENTS (IDENTIFIED COST
              $75,015,173)(A)                                      $78,052,751
            --------------------------------------------           -----------

(a) The cost of investments for federal tax purposes amounts to $75,015,173. The net unrealized appreciation of investments on a federal tax basis amounts to $3,037,578 which is comprised of $3,041,196 appreciation and $3,618 depreciation at September 30, 1997.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($78,772,564) at September 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation FGIC--Financial Guaranty Insurance Company GO--General Obligation GTD--Guaranty IDA--Industrial Development Authority INS--Insured LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


THE MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

During the last year, interest rates have been relatively calm, but the year ended with lower yields than were seen at the beginning of the year. Municipal bonds, in general, outperformed Treasuries during the same period as a lack of supply and a quieting of tax reform allowed the municipal bond market to gain strength.

Towards the end of the year, yields on municipal bonds were at their most attractive level relative to Treasuries at any time in the last three months. This shift created a buying opportunity especially in the 10 to 15 year maturity range desirable for this fund. We expect that the supply of municipal bonds will remain relatively weak through the end of this calendar year and we would expect municipal bonds to continue to outperform Treasuries during the same period. Bonds for the Maryland area continue to enjoy good demand, and typically yield 5 to 10 basis points less than similar bonds nationwide.

Going forward, we expect overall interest rates to remain relatively calm with a gradual bias toward lower interest rates. We will continue to maintain an average maturity of about 15 years in an attempt to maximize yield while keeping risk to changes in interest rates somewhat lower than the average fund.


THE MARYLAND MUNICIPAL BOND FUND--Investment Shares
--------------------------------------------------------------------------------

   GROWTH OF $10,000 INVESTED IN THE MARYLAND MUNICIPAL BOND FUND--INVESTMENT
                                    SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Maryland Municipal Bond Fund (the "Fund") from October 30, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX H

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     4.87%
5 Year                                                     5.33%
Start of Performance (10/30/90)                            6.01%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/30/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

***Total return quoted reflects all applicable contingent deferred sales charges.

+The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE MARYLAND MUNICIPAL BOND FUND--Trust Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE MARYLAND MUNICIPAL BOND FUND--TRUST SHARES.

  The graph below illustrates the hypothetical investment of $10,000** in The Maryland Municipal Bond Fund (the "Fund") from October 30, 1990 (start of performance) to September 30, 1997, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX I

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1997
1 Year                                                     7.19%
5 Year                                                     5.56%
Start of Performance (10/30/90)                            6.18%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Reflects operations of the Fund from the start of performance 10/30/90 through 9/30/97 on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

+The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--91.0%
 --------------------------------------------------------
            MARYLAND--91.0%
            ---------------------------------------------
 $1,000,000 Baltimore County, MD Revenue Authority,
            Revenue Refunding Bonds, 5.25% (Original
            Issue Yield: 5.40%), 7/1/2008                      A    $ 1,038,610
            ---------------------------------------------
  1,000,000 Baltimore, MD, GO UT Bonds (Series A), 5.375%
            (AMBAC INS), 10/15/2008                           AAA     1,035,650
            ---------------------------------------------
  1,500,000 Calvert County, MD, Pollution Control Revenue
            Bonds, 5.55% (Baltimore Gas & Electric
            Co.)/(Original Issue Yield: 5.601%),
            7/15/2014                                          A      1,528,065
            ---------------------------------------------
  1,400,000 Carroll County, MD, GO UT, 5.35%, 12/1/2016       AA      1,411,144
            ---------------------------------------------
  1,000,000 Harford County, MD, GO UT, 4.65%, 12/1/2006       AA-     1,012,150
            ---------------------------------------------
  1,430,000 Howard County, MD, GO Refunding Bonds (Series
            A), 5.25% (Original Issue Yield: 5.60%),
            8/15/2011                                         AA+     1,460,416
            ---------------------------------------------
  1,000,000 Maryland Health & Higher Educational Facilities Authority, Refunding
            Revenue Bonds, 5.30% (Francis Scott Key Medical Center)/(FGIC
            INS)/(Original Issue Yield:
            5.40%), 7/1/2008                                  AAA     1,037,220
            ---------------------------------------------
  1,500,000 Maryland Health & Higher Educational
            Facilities Authority, Revenue Bonds, 5.20%
            (Frederick Memorial Hospital)/(FGIC
            INS)/(Original Issue Yield: 5.30%), 7/1/2008      AAA     1,565,205
            ---------------------------------------------
  1,740,000 Maryland National Capital Park & Planning
            Commission, GO UT Bonds, 5.125% (Park
            Aquisition & Development-S-2)/
            (Original Issue Yield: 5.25%), 7/1/2010           AA      1,773,982
            ---------------------------------------------
  1,470,000 Maryland State Community Development
            Administration, Revenue Bonds (Single Family
            Program-Fifth Series), 5.40%, 4/1/2008            Aa      1,508,279
            ---------------------------------------------
  1,800,000 Maryland State Stadium Authority, Revenue
            Bonds, 5.875% (AMBAC INS), 12/15/2011             AAA     1,927,980
            ---------------------------------------------
    850,000 Maryland State Transportation Authority,
            Refunding Revenue Bonds, 5.80% (Original
            Issue Yield: 5.90%), 7/1/2006                     A+        927,223
            ---------------------------------------------
  1,000,000 Maryland State, GO UT Bonds, 5.25%, 6/15/2007     AAA     1,054,210
            ---------------------------------------------
  2,500,000 Maryland State, GO UT Bonds, 5.70% (Original
            Issue Yield: 5.75%), 3/15/2010                    AAA     2,682,875
            ---------------------------------------------
    820,000 Montgomery County, MD, GO UT Refunding Bonds (Series A), 5.75%
            (Original Issue Yield:
            5.85%), 7/1/2006                                  AAA       897,146
            ---------------------------------------------
  1,000,000 Ocean City, MD, GO UT Refunding Bonds, 5.50%
            (MBIA Insurance Corporation INS), 3/15/2009       AAA     1,046,760
            ---------------------------------------------
    500,000 Prince Georges County, MD, GO UT Bonds, 5.50% (Stormwater
            Management)/(Original Issue
            Yield: 5.55%), 3/15/2008                          AA        524,910
            ---------------------------------------------
  1,435,000 Prince Georges County, MD IDA, Lease Revenue
            Bonds, 6.00% (Hyattsville District Court
            Facility)/(Original Issue Yield: 6.10%),
            7/1/2009                                          AA      1,590,941
            ---------------------------------------------
  1,425,000 Rockville, MD, GO UT Revenue Refunding Bonds,
            4.90% (Original Issue Yield: 5.00%),
            4/15/2007                                         AA+     1,449,995
            ---------------------------------------------


THE MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT OR                                                 CREDIT
   SHARES                                                  RATING*    VALUE
 ---------- --------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 -------------------------------------------------------
 $1,500,000 University of Maryland, System Auxiliary
            Facilities & Tuition Revenue Bonds (Series
            A), 5.40% (Original Issue Yield: 5.45%),
            4/1/2009                                         AA+   $ 1,573,170
            --------------------------------------------
  1,600,000 Washington Suburban Sanitation District, MD,
            GO UT Bonds, 5.375%, 6/1/2011                    AA      1,627,520
            --------------------------------------------
  1,700,000 Washington Suburban Sanitation District, MD,
            GO UT Bonds, 5.50%, 6/1/2010                     AA      1,768,781
            --------------------------------------------           -----------
             TOTAL LONG-TERM MUNICIPAL SECURITIES
             (IDENTIFIED COST $29,252,821)                          30,442,232
            --------------------------------------------           -----------
 MUTUAL FUND ISSUES--8.0%
 -------------------------------------------------------
  1,430,264 Goldman Sachs & Co.                                      1,430,264
            --------------------------------------------
  1,243,349 Municipal Fund for Temporary Investment                  1,243,349
            --------------------------------------------           -----------
             TOTAL MUTUAL FUND ISSUES (AT NET ASSET                  2,673,613
            VALUE)                                                 -----------
            --------------------------------------------
             TOTAL INVESTMENTS (IDENTIFIED COST                    $33,115,845
            $31,926,434)(A)                                        -----------
            --------------------------------------------

At September 30, 1997, 4.7% of the total investments at market value were subject to alternative minimum tax.

(a) The cost of investments for federal tax purposes amounts to $31,926,434. The unrealized appreciation of investments on a federal tax basis amounts to $1,189,411 at September 30, 1997.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($33,468,781) at September 30, 1997.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
IDA--Industrial Development Authority
INS--Insured
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


THE TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                          VALUE
 ----------- ------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--52.6%
 ------------------------------------------------------------
             U.S. TREASURY BILL--15.7%
             ------------------------------------------------
 $50,000,000 10/16/1997                                         $ 49,906,604
             ------------------------------------------------
                                                                ------------
                                                                ------------
             U.S. TREASURY NOTES--36.9%
             ------------------------------------------------
  12,000,000 5/125%, 4/30/1998                                    11,935,655
             ------------------------------------------------
  31,000,000 5.625% - 5.750%, 10/31/1997                          31,002,067
             ------------------------------------------------
  15,000,000 6.125%, 5/15/1998                                    15,031,852
             ------------------------------------------------
   8,000,000 6.125%, 8/31/1998                                     8,024,535
             ------------------------------------------------
   3,000,000 6.250%, 7/31/1998                                     3,014,931
             ------------------------------------------------
  27,000,000 7.875%, 1/15/1998                                    27,168,155
             ------------------------------------------------
   7,000,000 8.250%, 7/15/1998                                     7,135,850
             ------------------------------------------------
  14,000,000 8.750%, 10/15/1997                                   14,016,352
             ------------------------------------------------
                                                                ------------
              Total                                              117,329,397
             ------------------------------------------------
                                                                ------------
              TOTAL U.S. TREASURY OBLIGATIONS                    167,236,001
             ------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--47.0%
 ------------------------------------------------------------
  40,000,000 CS First Boston, 6.050%, dated 9/30/1997, due
             10/1/1997                                            40,000,000
             ------------------------------------------------
  40,000,000 Merrill Lynch, Pierce, Fenner and Smith, 6.050%,
             dated
             9/30/1997, due 10/1/1997                             40,000,000
             ------------------------------------------------
  29,310,947 Prudential Securities, Inc., 6.050%, dated
             9/30/1997, due 10/1/1997                             29,310,947
             ------------------------------------------------
  40,000,000 Smith Barney, Inc., 6.000%, dated 9/30/1997, due
             10/1/1997                                            40,000,000
             ------------------------------------------------
                                                                ------------
              TOTAL REPURCHASE AGREEMENTS                        149,310,947
             ------------------------------------------------   ------------
                                                                ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)          $316,546,948
             ------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($317,749,268) at September 30, 1997.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--55.0%
 ---------------------------------------------------------------
             ASSET BACKED--12.7%
             ---------------------------------------------------
 $ 7,000,000 Ascot Capital Corp., 5.621%, 12/5/1997                $  6,929,981
             ---------------------------------------------------
  10,000,000 Centre Square Funding, 5.574%, 10/20/1997                9,970,708
             ---------------------------------------------------
             Fleet Funding Corp., 5.557%-5.578%, 10/6/1997-
   6,000,000 10/10/1997                                               5,994,168
             ---------------------------------------------------
   8,000,000 Sigma Finance, 5.697%-5.716%, 2/2/1998-2/27/1998         7,827,485
             ---------------------------------------------------   ------------
              Total                                                  30,722,342
             ---------------------------------------------------   ------------
             BANKING-FINANCE--2.5%
             ---------------------------------------------------
   3,000,000 Banc One Funding Corp., 5.605%, 12/12/1997               2,966,820
             ---------------------------------------------------
   3,000,000 Credit Suisse First Boston, 5.691%, 1/16/1998            2,950,691
             ---------------------------------------------------   ------------
              Total                                                   5,917,511
             ---------------------------------------------------   ------------
             COMMERCIAL SERVICES--1.5%
             ---------------------------------------------------
   3,600,000 McGraw-Hill Cos., Inc., 5.565%, 10/7/1997                3,596,700
             ---------------------------------------------------   ------------
             CONSUMER NON-DURABLES--2.9%
             ---------------------------------------------------
             Campbell Soup Co., 5.476%-5.688%, 11/18/1997-
   7,000,000 4/17/1998                                                6,904,653
             ---------------------------------------------------   ------------
             FINANCE-AUTOMOTIVE--1.2%
             ---------------------------------------------------
             Ford Motor Credit Corp., 5.725%-5.857%, 10/27/1997-
   3,000,000 4/13/1998                                                2,962,196
             ---------------------------------------------------   ------------
             FINANCE-RETAIL--2.9%
             ---------------------------------------------------
   7,000,000 Xerox Credit Corp., 5.493%-5.495%, 11/5/1997             6,964,067
             ---------------------------------------------------   ------------
             FINANCE-LEASING--3.3%
             ---------------------------------------------------
             Pitney Bowes Credit Corp., 5.679%-5.837%,
   8,000,000 10/2/1997-1/9/1998                                       7,922,860
             ---------------------------------------------------   ------------
             FINANCIAL SERVICES--14.8%
             ---------------------------------------------------
   2,000,000 American General Finance Corp., 5.780%, 6/9/1998         1,922,748
             ---------------------------------------------------
             General Electric Capital Corp., 5.761%-5.813%,
   8,000,000 5/6/1998-6/9/1998                                        7,700,036
             ---------------------------------------------------
   2,000,000 Marsh & McLennan Cos., Inc., 5.597%, 12/18/1997          1,976,167
             ---------------------------------------------------
             Merrill Lynch & Co., Inc., 5.741%-5.981%, 1/5/1998-
  11,640,000 4/13/1998                                               11,379,917
             ---------------------------------------------------
   5,000,000 Republic New York Corp., 5.654%, 3/27/1998               4,864,792
             ---------------------------------------------------
             Smith Barney, Inc., 5.560%-5.564%, 10/10/1997-
   8,000,000 11/17/1997                                               7,960,030
             ---------------------------------------------------   ------------
              Total                                                  35,803,690
             ---------------------------------------------------   ------------
             HEALTH SERVICES--4.1%
             ---------------------------------------------------
  10,000,000 Schering Corp., 5.813%-5.822%, 10/7/1997-12/2/1997       9,946,639
             ---------------------------------------------------   ------------
             PROCESS INDUSTRIES--2.5%
             ---------------------------------------------------
             Du Pont (E.I.) de Nemours & Co., 5.847%-5.890%,
   6,000,000 10/28/1997                                               5,974,350
             ---------------------------------------------------   ------------
             PRODUCER MANUFACTURING--1.2%
             ---------------------------------------------------
   3,000,000 Xerox Corp., 5.579%, 10/15/1997                          2,993,583
             ---------------------------------------------------   ------------


THE MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                           VALUE
 ----------- ---------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--CONTINUED
 ---------------------------------------------------------------
             UTILITIES--5.4%
             ---------------------------------------------------
             Southern California Edison Co., 5.604%-5.665%,
 $ 8,000,000 10/17/1997-11/14/1997                                 $  7,967,456
             ---------------------------------------------------
   5,000,000 Virginia Electric Power Co., 9.375%, 6/1/1998            5,105,256
             ---------------------------------------------------   ------------
              Total                                                  13,072,712
             ---------------------------------------------------   ------------
              TOTAL COMMERCIAL PAPER                                132,781,303
             ---------------------------------------------------   ------------
 CORPORATE BONDS--12.2%
 ---------------------------------------------------------------
             BANKING-FINANCE--4.5%
             ---------------------------------------------------
             Associates Corp. of North America, 8.375%,
   4,000,000 1/15/1998                                                4,026,490
             ---------------------------------------------------
     900,000 CIT Group Holdings, Inc., 6.750%, 4/30/1998                901,848
             ---------------------------------------------------
   4,000,000 NationsBank Corp., 6.625%, 1/15/1998                     4,007,304
             ---------------------------------------------------
   2,000,000 Norwest Financial, Inc., 8.500%, 8/15/1998               2,042,512
             ---------------------------------------------------   ------------
              Total                                                  10,978,154
             ---------------------------------------------------   ------------
             FINANCE-LEASING--3.2%
             ---------------------------------------------------
   3,000,000 International Lease Finance Corp., 5.609%, 1/5/1998      2,956,160
             ---------------------------------------------------
             International Lease Finance Corp., 8.125%,
   4,760,000 1/15/1998                                                4,789,290
             ---------------------------------------------------   ------------
              Total                                                   7,745,450
             ---------------------------------------------------   ------------
             FINANCIAL SERVICES--2.1%
             ---------------------------------------------------
   5,000,000 American General Finance Corp., 8.250%, 1/15/1998        5,032,656
             ---------------------------------------------------   ------------
             OIL/GAS--0.2%
             ---------------------------------------------------
     500,000 Texaco Capital, Inc., 9.000%, 11/15/1997                   501,886
             ---------------------------------------------------   ------------
             PROCESS INDUSTRIES--0.8%
             ---------------------------------------------------
   1,925,000 Du Pont (E.I.) de Nemours & Co., 8.650%, 12/1/1997       1,933,167
             ---------------------------------------------------   ------------
             RESTAURANT/FOOD SERVICE--1.4%
             ---------------------------------------------------
   3,238,000 PepsiCo, Inc., 6.125%, 1/15/1998                         3,241,451
             ---------------------------------------------------   ------------
              TOTAL CORPORATE BONDS                                  29,432,764
             ---------------------------------------------------   ------------
 CORPORATE NOTES--2.2%
 ---------------------------------------------------------------
             BANKING-FINANCE--1.3%
             ---------------------------------------------------
   3,000,000 CIT Group Holdings, Inc., 6.500%, 7/13/1998              3,016,257
             ---------------------------------------------------   ------------
             ELECTRONIC TECHNOLOGY--0.9%
             ---------------------------------------------------
   2,250,000 Rockwell International Corp., 7.625%, 2/17/1998          2,264,006
             ---------------------------------------------------   ------------
              TOTAL CORPORATE NOTES                                   5,280,263
             ---------------------------------------------------   ------------
 GOVERNMENT AGENCIES--23.7%
 ---------------------------------------------------------------
             (b)Federal National Mortgage Association, 5.360%,
   2,000,000 12/14/1998                                               2,000,382
             ---------------------------------------------------
  55,250,000 (b)Student Loan Marketing Association, 5.220%-
               5.410%, 10/30/1997-3/7/2001                           55,262,286
             ---------------------------------------------------   ------------
              TOTAL GOVERNMENT AGENCIES                              57,262,668
             ---------------------------------------------------   ------------

THE MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                    VALUE
 ----------- ------------------------------------------   ------------
 (C) REPURCHASE AGREEMENT--6.8%
 ------------------------------------------------------
             Prudential Securities, Inc., 6.050%, dated
 $16,490,289 9/30/1997, due 10/1/1997                     $ 16,490,289
             ------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(D)    $241,247,287
             ------------------------------------------   ------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($241,510,750) at September 30, 1997.

(See Notes which are an integral part of the Financial Statements)



THE TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--99.2%
 --------------------------------------------------------
            ALABAMA--4.4%
            ---------------------------------------------
 $2,500,000 Columbia, AL IDB , PCR (Series C) Daily VRDNs
            (Alabama Power Co.)                                A    $ 2,500,000
            ---------------------------------------------           -----------
            ALASKA--5.2%
            ---------------------------------------------
  3,000,000 Alaska State Housing Finance Corp., Revenue
            Bonds (Series 1991C) Weekly VRDNs (Swiss Bank
            Capital Markets SPA)                              AAA     3,000,000
            ---------------------------------------------           -----------
            ARIZONA--3.5%
            ---------------------------------------------
  2,000,000 Arizona Health Facilities Authority, Pooled
            Loan Program Revenue Bonds (Series 1985B)
            Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank
            N.A., New York LIQ)                               AAA     2,000,000
            ---------------------------------------------           -----------
            FLORIDA--5.7%
            ---------------------------------------------
  3,290,000 Putnam County, FL Development Authority, PCR Bonds (Series 1984H)
            Weekly VRDNs (Seminole Electric Cooperative, Inc (FL))/(National
            Rural Utilities Cooperative Finance Corp.
            LOC)                                              AA-     3,290,000
            ---------------------------------------------           -----------
            GEORGIA--12.6%
            ---------------------------------------------
  2,000,000 Burke County, GA Development Authority, PCR
            Bonds Daily VRDNs (Georgia Power Company
            Plant Vogtle)                                     A+      2,000,000
            ---------------------------------------------
  2,700,000 Gwinnett County, GA School District, GO UT
            Refunding Bonds, 4.40% Bonds, 2/1/1998            AA+     2,707,489
            ---------------------------------------------
  1,500,000 Monroe County, GA Development Authority IDRB,
            PCR Refunding Bonds (Series 2) Daily VRDNs
            (Gulf Power Co.)                                  A+      1,500,000
            ---------------------------------------------
  1,000,000 Putnam County, GA Development Authority Daily
            VRDNs (Georgia Power Co.)                         A+      1,000,000
            ---------------------------------------------           -----------
             Total                                                    7,207,489
            ---------------------------------------------           -----------
            MARYLAND--8.3%
            ---------------------------------------------
  1,000,000 Anne Arundel County, MD, GO UT, 4.00% Bonds,
            4/1/1998                                          AA+     1,001,229
            ---------------------------------------------
  1,750,000 Baltimore County, MD Metropolitan District,
            GO UT (65th Series), 5.00% Bonds, 6/1/1998        AAA     1,764,110
            ---------------------------------------------
  2,000,000 Maryland Health & Higher Educational
            Facilities Authority, Revenue Bonds Weekly
            VRDNs (Greater Baltimore Medical
            Center)/(First National Bank of Maryland,
            Baltimore LOC)                                    A1      2,000,000
            ---------------------------------------------           -----------
             Total                                                    4,765,339
            ---------------------------------------------           -----------
            MASSACHUSETTS--4.4%
            ---------------------------------------------
  2,500,000 Massachusetts IFA, (Series 1992A) Weekly
            VRDNs (Ogden Haverhill)/(Union Bank of
            Switzerland, Zurich LOC)                          AA+     2,500,000
            ---------------------------------------------           -----------
            MINNESOTA--0.7%
            ---------------------------------------------
    400,000 Beltrami County, MN, Environmental Control
            Authority Daily VRDNs (Northwood Panelboard
            Co.)/(Union Bank of Switzerland, Zurich LOC)      AA+       400,000
            ---------------------------------------------           -----------

THE TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
            NEW YORK--10.3%
            ---------------------------------------------
 $1,000,000 New York City Municipal Water Finance
            Authority, Water and Sewer System Revenue
            Bonds (Series 1995 A) Daily VRDNs (FGIC
            INS)/(FGIC Securities Purchase, Inc. LIQ)         AAA   $ 1,000,000
            ---------------------------------------------
  1,000,000 New York City, NY Daily VRDNs (AMBAC INS)         AAA     1,000,000
            ---------------------------------------------
    900,000 New York City, NY Daily VRDNs (Morgan
            Guaranty Trust Co., New York LOC)                 AAA       900,000
            ---------------------------------------------
    100,000 New York City, NY, (Subseries B-4) Daily
            VRDNs                                             AA+       100,000
            ---------------------------------------------
    400,000 New York City, NY, GO Bonds Series-B Daily
            VRDNs (FGIC INS)/(FGIC Securities Purchase,
            Inc. LIQ)                                         AAA       400,000
            ---------------------------------------------
    500,000 New York City, NY, Series B Daily VRDNs (FGIC
            INS)/(FGIC Securities Purchase, Inc. LIQ)         AAA       500,000
            ---------------------------------------------
  2,000,000 New York City, NY, Subseries A-10 Daily VRDNs     AAA     2,000,000
            ---------------------------------------------           -----------
             Total                                                    5,900,000
            ---------------------------------------------           -----------
            OHIO--6.8%
            ---------------------------------------------
  1,900,000 Clermont County, OH , Revenue Bonds (Series
            B) Weekly VRDNs (Mercy Health Systems)            AA-     1,900,000
            ---------------------------------------------
  2,000,000 Ohio State Air Quality Development Authority, Revenue Bonds (Series
            B) Daily VRDNs (Cincinnati Gas and Electric Co.)/(J.P.
            Morgan Delaware, Wilmington LOC)                  AAA     2,000,000
            ---------------------------------------------           -----------
             Total                                                    3,900,000
            ---------------------------------------------           -----------
            PENNSYLVANIA--3.5%
            ---------------------------------------------
  2,000,000 Allegheny County, PA HDA, (Series 1990 A)
            Daily VRDNs (Presbyterian University
            Hospital)/(MBIA Insurance Corporation
            INS)/(PNC Bank, N.A. LIQ)                         AAA     2,000,000
            ---------------------------------------------           -----------
            TEXAS--6.1%
            ---------------------------------------------
  1,500,000 Lower Neches Valley, TX, Refunding Revenue Bonds, 3.75% TOBs
            (Chevron U.S.A., Inc.)
            2/16/1998                                         AA      1,500,000
            ---------------------------------------------
  2,000,000 Sabine River Authority, TX , PCR Bonds
            (Series B) Daily VRDNs (Texas Utilities
            Electric Co.)/(Union Bank of Switzerland,
            Zurich LOC)                                       AA+     2,000,000
            ---------------------------------------------           -----------
             Total                                                    3,500,000
            ---------------------------------------------           -----------
            VIRGINIA--26.0%
            ---------------------------------------------
  2,200,000 Fairfax County, VA IDA, Refunding Revenue
            Bonds (Series A) Weekly VRDNs (Fairfax
            Hospital System)                                  AA      2,200,000
            ---------------------------------------------
  2,000,000 Fairfax County, VA, GO UT (Series A), 5.50%
            Bonds, 6/1/1998                                   AAA     2,022,729
            ---------------------------------------------
  2,215,000 Loudoun County, VA, GO UT (Series A), 4.375%
            Bonds, 8/1/1998                                   AA-     2,226,345
            ---------------------------------------------
    965,000 Richmond, VA Public Utility, Series A, 8.00%
            Bonds (United States Treasury PRF), 1/15/1998
            (@102)                                            AAA       996,204
            ---------------------------------------------
  1,400,000 Virginia College Building Authority Weekly
            VRDNs (University of Richmond)/(Crestar Bank
            of Virginia, Richmond SA)                         Aa2     1,400,000
            ---------------------------------------------


THE TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                   CREDIT
 OR SHARES                                                  RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
 $2,000,000 Virginia State Housing Development Authority,
            (Series C), 3.80% TOBs, Mandatory Tender
            6/10/1998                                         AA+   $ 1,999,173
            ---------------------------------------------
    500,000 Virginia State Public Building Authority,
            (Series A), 3.90% Bonds, 8/1/1998                 AA        500,192
            ---------------------------------------------
  1,500,000 Virginia State Public School Authority,
            Series A, 6.00% Bonds, 1/1/1998                   AA      1,508,956
            ---------------------------------------------
  2,000,000 Virginia State Transportation Board, 7.70%
            Bonds (Route 28 Project)/(United States
            Treasury PRF), 3/1/1998 (@102)                    AAA     2,072,480
            ---------------------------------------------           -----------
             Total                                                   14,926,079
            ---------------------------------------------           -----------
            WYOMING--1.7%
            ---------------------------------------------
  1,000,000 Lincoln County, WY, Revenue Bonds Daily VRDNs
            (Exxon Corp.)                                     AA      1,000,000
            ---------------------------------------------           -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES                   56,888,907
            ---------------------------------------------           -----------
 MUTUAL FUND ISSUES--0.4%
 --------------------------------------------------------
    247,772 Goldman Sachs & Co. (AT NET ASSET VALUE)                    247,772
            ---------------------------------------------           -----------
             TOTAL INVESTMENTS (AT AMORTIZED COST AND NET
            ASSET VALUE)(A)                                         $57,136,679
            ---------------------------------------------           -----------

(a) Also represents cost for federal tax purposes.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($57,369,580) at September 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation FGIC--Financial Guaranty Insurance Company GO--General Obligation HDA--Hospital Development Authority IDA--Industrial Development Authority IDB--Industrial Development Bond
IDRB--Industrial Development Revenue Bond IFA--Industrial Finance Authority
INS--Insured LIQ--Liquidity Agreement LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance PCR--Pollution Control Revenue PRF--Prerefunded SA--Support Agreement SPA--Standby Purchase Agreement TOBs--Tender Option Bonds UT--Unlimited Tax VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                            THE U.S.     THE STYLE                   THE          THE
                           GOVERNMENT     MANAGER:    THE STYLE   VIRGINIA     MARYLAND
                           SECURITIES    LARGE CAP     MANAGER    MUNICIPAL    MUNICIPAL
                              FUND          FUND        FUND      BOND FUND    BOND FUND
------------------------------------------------------------------------------------------
ASSETS:
Investments in
repurchase agreements     $    460,430  $  2,576,249 $ 1,219,266 $        --  $        --
Investments in
securities                 155,643,026   104,106,935  75,511,023  78,052,751   33,115,845
------------------------------------------------------------------------------------------
  Total investments in
  securities, at value    $156,103,456  $106,683,184 $76,730,289 $78,052,751  $33,115,845
------------------------------------------------------------------------------------------
Cash                                --           446          --          --           --
Income receivable            1,935,302       128,141      96,421   1,121,169      438,320
Receivable for shares
sold                           117,229        57,067     275,041      37,019          200
Deferred expenses                   --            --       9,103          --           --
------------------------------------------------------------------------------------------
  Total assets             158,155,987   106,868,838  77,110,854  79,210,939   33,554,365
------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares
redeemed                       249,193        87,484     187,792     238,933       13,519
Income distribution
payable                        362,543            --          --     105,709       33,929
Payable to Bank                  3,989            --          --          --           --
Accrued expenses               115,182        96,827      49,114      93,733       38,136
------------------------------------------------------------------------------------------
  Total liabilities            730,907       184,311     236,906     438,375       85,584
------------------------------------------------------------------------------------------
  TOTAL NET ASSETS        $157,425,080  $106,684,527 $76,873,948 $78,772,564  $33,468,781
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital           $174,339,274  $ 69,922,418 $48,156,564 $75,912,084  $32,631,102
Net unrealized
 appreciation of
 investments                 1,195,308    20,488,173  15,019,954   3,037,578    1,189,411
Accumulated net realized
 gain (loss) on
 investments               (18,155,068)   16,158,724  13,635,635    (177,098)    (351,732)
Accumulated
 undistributed net
 investment income              45,566       115,212      61,795          --           --
------------------------------------------------------------------------------------------
  TOTAL NET ASSETS        $157,425,080  $106,684,527 $76,873,948 $78,772,564  $33,468,781
------------------------------------------------------------------------------------------
NET ASSETS:
 Trust Shares             $ 52,177,289  $ 26,611,481 $        -- $19,891,348  $ 5,682,750
 Investment Shares         105,247,791    80,073,046  76,873,948  58,881,216   27,786,031
------------------------------------------------------------------------------------------
  Total                   $157,425,080  $106,684,527 $76,873,948 $78,772,564  $33,468,781
------------------------------------------------------------------------------------------
NET ASSET VALUE AND
OFFERING PRICE PER SHARE
 Trust Shares                    $9.95        $16.31          --      $11.07       $10.91
 Investment Shares               $9.95        $16.31      $15.37      $11.07       $10.91
------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER
SHARE*
 Trust Shares                    $9.95        $16.31          --      $11.07       $10.91
 Investment Shares**             $9.75        $15.98      $15.06      $10.85       $10.69
------------------------------------------------------------------------------------------
SHARES OUTSTANDING
 Trust Shares                5,246,259     1,632,012          --   1,797,148      521,087
 Investment Shares          10,582,280     4,910,713   5,002,112   5,319,803    2,547,851
------------------------------------------------------------------------------------------
Total Shares Outstanding    15,828,539     6,542,725   5,002,112   7,116,951    3,068,938
------------------------------------------------------------------------------------------
Investments, at
identified cost           $154,908,148  $ 86,195,011 $61,710,335 $75,015,173  $31,926,434
------------------------------------------------------------------------------------------
Investments, at tax cost  $154,908,148  $ 86,195,011 $61,750,880 $75,015,173  $31,926,434
------------------------------------------------------------------------------------------

*See "Redeeming Shares" in the Prospectus.
**Computation of redemption proceeds per share: 98/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE VIRTUS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                         THE TREASURY              THE TAX-FREE
                                            MONEY      THE MONEY      MONEY
                                         MARKET FUND  MARKET FUND  MARKET FUND
-------------------------------------------------------------------------------
ASSETS:
Investments in repurchase agreements     $149,310,947 $ 16,490,289 $        --
Investments in securities                 167,236,001  224,756,998  57,136,679
-------------------------------------------------------------------------------
  Total investments in securities, at
  value                                   316,546,948  241,247,287  57,136,679
-------------------------------------------------------------------------------
Income receivable                           2,578,221    1,133,016     371,750
Receivable for shares sold                      3,106       11,582      69,301
Deferred expenses                                  --           --       4,692
-------------------------------------------------------------------------------
  Total assets                            319,128,275  242,391,885  57,582,422
-------------------------------------------------------------------------------
LIABILITIES:
Payable for shares redeemed                   206,703       66,719       6,000
Income distribution payable                   930,196      602,201     135,472
Payable to Bank                                    --       67,897          --
Accrued expenses                              242,108      144,318      71,370
-------------------------------------------------------------------------------
  Total liabilities                         1,379,007      881,135     212,842
-------------------------------------------------------------------------------
  TOTAL NET ASSETS                       $317,749,268 $241,510,750 $57,369,580
-------------------------------------------------------------------------------
NET ASSETS:
 Trust Shares                            $196,450,150 $164,290,280 $        --
 Investment Shares                        121,299,118   77,220,470  57,369,580
-------------------------------------------------------------------------------
  TOTAL NET ASSETS                       $317,749,268 $241,510,750 $57,369,580
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PROCEEDS
PER SHARE
 Trust Shares                                   $1.00        $1.00          --
 Investment Shares                              $1.00        $1.00       $1.00
-------------------------------------------------------------------------------
SHARES OUTSTANDING
 Trust Shares                             196,450,150  164,290,280          --
 Investment Shares                        121,466,050   77,220,470  57,369,580
-------------------------------------------------------------------------------
Total Shares Outstanding                  317,916,200  241,510,750  57,369,580
-------------------------------------------------------------------------------
Investments, at amortized cost and net
asset value                              $316,546,948 $241,247,287 $57,136,679
-------------------------------------------------------------------------------
Investments, at tax cost                 $316,546,948 $241,247,287 $57,136,679
-------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                           THE U.S.     THE STYLE                              THE
                          GOVERNMENT    MANAGER:    THE STYLE  THE VIRGINIA  MARYLAND
                          SECURITIES    LARGE CAP    MANAGER    MUNICIPAL   MUNICIPAL
                             FUND         FUND        FUND      BOND FUND   BOND FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                 $        --  $ 2,280,851 $ 1,853,994 $        --  $       --
Interest                   12,930,324      109,465     110,776   4,537,516   1,875,016
--------------------------------------------------------------------------------------
  Total income             12,930,324    2,390,316   1,964,770   4,537,516   1,875,016
--------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee     1,325,841      749,609     830,673     650,276     273,851
Administrative personnel
and  services fee             172,113       97,360      75,125      84,421      75,000
Custodian fees                 46,191       47,362      31,329      28,448      12,079
Transfer and dividend
disbursing  agent fees
and expenses                  132,824      198,044      64,733      80,614      60,084
Directors'/Trustees'
fees                            3,071        3,593       2,496       2,754       2,202
Auditing fees                  15,412       18,571      12,506      14,195      14,018
Legal fees                      2,633       12,728       1,920       2,436          19
Portfolio accounting
fees                           58,744       59,472      38,520      62,576      55,277
Distribution services
fee--
 Investment Shares            279,386      175,775          --     158,225      73,620
Share registration costs       15,210       26,705      11,764      15,011       9,626
Printing and postage           14,918       15,397      26,489      12,992      20,995
Insurance premiums              4,006        6,951       2,903       2,092       2,368
Miscellaneous                   5,441        7,121      11,563       3,681          14
--------------------------------------------------------------------------------------
  Total expenses            2,075,790    1,418,688   1,110,021   1,117,721     599,153
Waivers--
 Waiver of investment
  advisory fee                 37,709           --     326,846          --          --
--------------------------------------------------------------------------------------
 Net expenses               2,038,081    1,418,688     783,175   1,117,721     599,153
--------------------------------------------------------------------------------------
  Net investment income    10,892,243      971,628   1,181,595   3,419,795   1,275,863
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss)
on  investments            (3,831,048)  16,227,730  13,831,352     579,805     163,436
Change in unrealized
appreciation
 of investments             4,711,022   14,347,096   9,985,998   2,442,760     982,703
--------------------------------------------------------------------------------------
 Net realized and
unrealized gain   (loss)
on investments                879,974   30,574,826  23,817,350   3,022,565   1,146,139
--------------------------------------------------------------------------------------
  Change in net assets
resulting    from
operations                $11,772,217  $31,546,454 $24,998,945 $ 6,442,360  $2,422,002
--------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                    THE TAX-
                                        THE TREASURY                  FREE
                                           MONEY       THE MONEY      MONEY
                                        MARKET FUND   MARKET FUND  MARKET FUND
------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                $20,757,671   $13,828,345  $2,158,617
------------------------------------------------------------------------------
  Total income                           20,757,671    13,828,345   2,158,617
------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                   1,897,464     1,250,019     302,027
Administrative personnel and services
fee                                         369,581       243,450      75,171
Custodian fees                              120,115        74,934      34,273
Transfer and dividend disbursing agent
fees and expenses                           240,905       123,295      44,277
Directors'/Trustees' fees                     5,057         3,656       3,408
Auditing fees                                20,051        16,000      16,613
Legal fees                                      412         4,687       2,434
Portfolio accounting fees                   109,149        75,599      46,105
Distribution services fee--Investment
Shares                                      331,053       206,038          --
Share registration costs                     18,320        24,568      12,242
Printing and postage                         26,923        28,499      23,513
Insurance premiums                            4,988         6,662       2,870
Miscellaneous                                 2,993         8,156       6,815
------------------------------------------------------------------------------
  Total expenses                          3,147,011     2,065,563     569,748
Waivers and Reimbursements--
 Waiver of investment advisory fee          (46,840)      (57,472)    (94,455)
 Reimbursements of other operating
expenses                                     (4,897)           --          --
------------------------------------------------------------------------------
  Total waivers and reimbursements          (51,737)      (57,472)    (94,455)
------------------------------------------------------------------------------
    Net expenses                          3,095,274     2,008,091     475,293
------------------------------------------------------------------------------
      Net investment income              17,662,397    11,820,254   1,683,324
------------------------------------------------------------------------------
        Change in net assets resulting
             from operations            $17,662,397   $11,820,254  $1,683,324
------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               THE U.S. GOVERNMENT           THE STYLE MANAGER:
                                 SECURITIES FUND               LARGE CAP FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1997           1996           1997           1996
-------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
 NET ASSETS:
 OPERATIONS--
 Net investment income     $ 10,892,243   $ 13,381,466   $    971,628   $  1,995,250
 Net realized gain (loss)
 on investments              (3,831,048)    (3,219,621)    16,227,730     12,982,465
 Net change in unrealized
  appreciation
  (depreciation) of
  investments                 4,711,022     (2,011,452)    14,347,096     (2,926,184)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting from operations  11,772,217      8,150,393     31,546,454     12,051,531
-------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
 SHAREHOLDERS-- Distributions from net investment income:
   Trust Shares              (4,109,350)    (6,107,288)      (350,276)      (926,390)
   Investment Shares         (6,782,893)    (7,274,178)      (656,481)    (1,026,148)
 Distributions from net realized gains:
   Trust Shares                      --             --     (4,272,531)    (3,898,915)
   Investment Shares                 --             --     (7,971,845)    (3,989,082)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting from
    distributions to
  shareholders              (10,892,243)   (13,381,466)   (13,251,133)    (9,840,535)
-------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
 shares                      22,960,997     46,455,480     17,201,667     18,263,662
 Shares issued in
  connection with the
  acquisition                        --             --      1,509,197      9,245,450
 Net asset value of
  shares issued to
  shareholders in payment
  of
  distributions declared      5,396,173      6,142,681      9,353,220      5,478,249
 Cost of shares redeemed    (67,228,310)   (68,163,717)   (33,248,877)   (31,477,651)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting from share
  transactions              (38,871,140)   (15,565,556)    (5,184,793)     1,509,710
-------------------------------------------------------------------------------------
    Change in net assets    (37,991,166)   (20,796,629)    13,110,528      3,720,706
 NET ASSETS:
 Beginning of period        195,416,246    216,212,875     93,573,999     89,853,293
-------------------------------------------------------------------------------------
 End of period             $157,425,080   $195,416,246   $106,684,527   $ 93,573,999
-------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $     45,566   $     45,566   $    115,212   $    150,341
-------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             THE VIRGINIA MUNICIPAL
                             THE STYLE MANAGER FUND               BOND FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1997           1996           1997           1996
-------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
 NET ASSETS:
 OPERATIONS--
 Net investment income     $  1,181,595   $  1,728,218   $  3,419,795   $  3,919,914
 Net realized gain (loss)
 on investments              13,831,352      4,542,510        579,805        780,289
 Net change in unrealized
  appreciation
  (depreciation) of
  investments                 9,985,998       (119,759)     2,442,760     (2,101,082)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting
    from operations          24,998,945      6,150,969      6,442,360      2,599,121
-------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
 SHAREHOLDERS-- Distributions from net investment income:
   Trust Shares                      --             --       (965,706)    (1,287,834)
   Investment Shares         (1,233,260)    (1,638,472)    (2,454,089)    (2,632,080)
 Distributions from net realized gains:
   Trust Shares                      --             --             --             --
   Investment Shares         (3,328,990)    (8,143,290)            --             --
-------------------------------------------------------------------------------------
   Change in net assets
  resulting from
    distributions to
  shareholders               (4,562,250)    (9,781,762)    (3,419,795)    (3,919,914)
-------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
 shares                      40,136,505     16,506,045      6,840,095     16,125,700
 Net asset value of
  shares issued to
  shareholders in payment
  of
  distributions declared      4,503,897      9,243,789      1,888,518      1,997,026
 Cost of shares redeemed    (50,985,728)   (37,724,499)   (26,788,539)   (27,234,673)
-------------------------------------------------------------------------------------
   Change in net assets
  resulting
    from share
  transactions               (6,345,326)   (11,974,665)   (18,059,926)    (9,111,947)
-------------------------------------------------------------------------------------
    Change in net assets     14,091,369    (15,605,458)   (15,037,361)   (10,432,740)
 NET ASSETS:
 Beginning of period         62,782,579     78,388,037     93,809,925    104,242,665
-------------------------------------------------------------------------------------
 End of period             $ 76,873,948   $ 62,782,579   $ 78,772,564   $ 93,809,925
-------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $     61,795   $    113,460   $         --   $         --
-------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             THE MARYLAND MUNICIPAL             THE TREASURY
                                    BOND FUND                 MONEY MARKET FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1997           1996           1997           1996
--------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS:
 OPERATIONS--
 Net investment income     $  1,275,863   $  1,527,863   $  17,662,397  $  16,209,478
 Net realized gain
  (loss) on investments         163,436        186,173              --             --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments                   982,703       (739,639)             --             --
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from operations           2,422,002        974,397      17,662,397     16,209,478
--------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS--
 Distributions from net investment income:
   Trust Shares                (261,815)      (352,284)    (11,714,695)   (11,356,506)
   Investment Shares         (1,015,074)    (1,175,552)     (5,947,702)    (4,852,972)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    distributions to
    shareholders             (1,276,889)    (1,527,836)    (17,662,397)   (16,209,478)
--------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
  shares                      2,708,043      8,364,014     723,861,521    659,743,838
 Shares issued in
  connection with the
  acquisition                        --             --              --    122,108,127
 Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions declared        770,265        989,879       5,621,031      4,898,441
 Cost of shares redeemed    (11,327,459)   (10,247,633)   (784,872,329)  (661,630,604)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from share
    transactions             (7,849,151)      (893,740)    (55,389,777)   125,119,802
--------------------------------------------------------------------------------------
    Change in net assets     (6,704,038)    (1,447,179)    (55,389,777)   125,119,802
 NET ASSETS:
 Beginning of period         40,172,819     41,619,998     373,139,045    248,019,243
--------------------------------------------------------------------------------------
 End of period             $ 33,468,781   $ 40,172,819   $ 317,749,268  $ 373,139,045
--------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $         --   $      1,026   $          --  $          --
--------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               THE TAX-FREE MONEY
                              THE MONEY MARKET FUND              MARKET FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1997           1996           1997           1996
--------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS:
 OPERATIONS--
 Net investment income     $  11,820,254  $  12,191,680  $   1,683,324  $   2,734,120
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from operations           11,820,254     12,191,680      1,683,324      2,734,120
--------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS--
 Distributions from net investment income:
   Trust Shares               (8,056,642)    (8,395,610)            --             --
   Investment Shares          (3,763,612)    (3,796,070)    (1,683,324)    (2,734,120)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    distributions to
    shareholders             (11,820,254)   (12,191,680)    (1,683,324)    (2,734,120)
--------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
  shares                     618,631,500    576,928,235    315,423,874    389,800,080
 Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions declared       3,617,170      3,626,658        417,624        459,305
 Cost of shares redeemed    (624,937,753)  (551,929,373)  (310,970,825)  (419,737,938)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from share
    transactions              (2,689,083)    28,625,520      4,870,673    (29,478,553)
--------------------------------------------------------------------------------------
    Change in net assets      (2,689,083)    28,625,520      4,870,673    (29,478,553)
 NET ASSETS:
 Beginning of period         244,199,833    215,574,313     52,498,907     81,977,460
--------------------------------------------------------------------------------------
 End of period             $ 241,510,750  $ 244,199,833  $  57,369,580  $  52,498,907
--------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED SEPTEMBER 30,
                             -------------------------------------------------
INVESTMENT SHARES              1997      1996      1995      1994       1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                      $ 9.89    $10.13    $ 9.83    $10.90     $10.95
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income           0.60      0.62      0.64      0.61       0.66
 Net realized and
 unrealized gain (loss) on
 investments                     0.06     (0.24)     0.30     (0.94)      0.03
-------------------------------------------------------------------------------
Total from investment
operations                       0.66      0.38      0.94     (0.33)      0.69
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income              (0.60)    (0.62)    (0.64)    (0.61)     (0.66)
 Distributions from net
 realized gain on
 investments                      --        --        --        --       (0.08)
 Distributions in excess of
 net realized gain on
 investments (a)                  --        --        --      (0.13)       --
-------------------------------------------------------------------------------
Total distributions             (0.60)    (0.62)    (0.64)    (0.74)     (0.74)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                         $ 9.95    $ 9.89    $10.13    $ 9.83     $10.90
-------------------------------------------------------------------------------
TOTAL RETURN (B)                 6.89%     3.79%     9.84%    (3.36)%     6.82%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                        1.25%     1.14%     1.01%     0.99%      0.77%
 Net investment income           6.07%     6.11%     6.41%     5.94%      5.91%
 Expense
 waiver/reimbursement (c)        0.02%     0.13%     0.28%     0.32%      0.43%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)               $105,248  $116,418  $114,803  $112,439   $119,187
 Portfolio turnover                80%      118%       82%      227%       154%
-------------------------------------------------------------------------------
                                       YEAR ENDED SEPTEMBER 30,
                             -------------------------------------------------
TRUST SHARES                   1997      1996      1995      1994       1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                      $ 9.89    $10.13    $ 9.83    $10.90     $10.95
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income           0.63      0.64      0.66      0.63       0.67
 Net realized and
 unrealized gain (loss) on
 investments                     0.06     (0.24)     0.30     (0.94)      0.03
-------------------------------------------------------------------------------
Total from investment
operations                       0.69      0.40      0.96     (0.31)      0.70
-------------------------------------------------------------------------------
Less distributions
 Distributions from net
 investment income              (0.63)    (0.64)    (0.66)    (0.63)     (0.67)
 Distributions from net
 realized gain on
 investments                      --        --        --        --       (0.08)
 Distributions in excess of
 net realized gain on
 investments (a)                  --        --        --      (0.13)       --
-------------------------------------------------------------------------------
Total distributions             (0.63)    (0.64)    (0.66)    (0.76)     (0.75)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                         $ 9.95    $ 9.89    $10.13    $ 9.83     $10.90
-------------------------------------------------------------------------------
TOTAL RETURN (B)                 7.16%     4.05%    10.11%    (3.12)%     6.94%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                        1.00%     0.89%     0.76%     0.74%      0.63%
 Net investment income           6.32%     6.36%     6.66%     6.19%      6.17%
 Expense
 waiver/reimbursement (c)        0.02%     0.13%     0.28%     0.32%      0.43%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                $52,177   $78,998  $101,410  $107,103   $112,334
 Portfolio turnover                80%      118%       82%      227%       154%
-------------------------------------------------------------------------------

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER: LARGE CAP FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
INVESTMENT SHARES                 1997(C)   1996    1995(C)   1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $13.68   $13.70   $11.80   $12.39    $12.02
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income               0.13     0.27     0.09     0.17      0.24
 Net realized and unrealized
 gain (loss) on investments          4.47     1.18     2.20    (0.39)     0.54
-------------------------------------------------------------------------------
Total from investment operations     4.60     1.45     2.29    (0.22)     0.78
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                  (0.14)   (0.27)   (0.09)   (0.17)    (0.25)
 Distributions from net realized
 gain on investments                (1.83)   (1.20)   (0.30)   (0.20)    (0.16)
-------------------------------------------------------------------------------
Total distributions                 (1.97)   (1.47)   (0.39)   (0.37)    (0.41)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $16.31   $13.68   $13.70   $11.80    $12.39
-------------------------------------------------------------------------------
TOTAL RETURN (A)                    37.02%   11.28%   20.02%   (1.72%)    6.31%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                            1.49%    1.36%    1.21%    1.20%     0.87%
 Net investment income               0.88%    2.01%    0.67%    1.40%     1.81%
 Expense waiver/reimbursement
 (b)                                  --       --      0.21%    0.23%     0.55%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                         $80,073  $59,891  $44,509  $26,739   $18,691
 Average commission rate paid
 (d)                              $0.0783  $0.0616      --       --        --
 Portfolio turnover                    56%     151%     208%     205%       67%
-------------------------------------------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
TRUST SHARES                      1997(C)   1996    1995(C)   1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $13.68   $13.70   $11.80   $12.39    $12.02
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income               0.18     0.33     0.12     0.20      0.28
 Net realized and unrealized
 gain (loss) on investments          4.46     1.15     2.20    (0.40)     0.51
-------------------------------------------------------------------------------
Total from investment operations     4.64     1.48     2.32    (0.20)     0.79
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                  (0.18)   (0.30)   (0.12)   (0.19)    (0.26)
 Distributions from net realized
 gain on investments                (1.83)   (1.20)   (0.30)   (0.20)    (0.16)
-------------------------------------------------------------------------------
Total distributions                 (2.01)   (1.50)   (0.42)   (0.39)    (0.42)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $16.31   $13.68   $13.70   $11.80    $12.39
-------------------------------------------------------------------------------
TOTAL RETURN (A)                    37.37%   11.55%   20.33%   (1.50%)    6.42%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                            1.24%    1.11%    0.96%    0.95%     0.66%
 Net investment income               1.17%    2.26%    0.92%    1.68%     2.09%
 Expense waiver/reimbursement
 (b)                                  --       --      0.21%    0.23%     0.55%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                         $26,611  $33,683  $45,345  $70,374   $65,841
 Average commission rate paid
 (d)                              $0.0783  $0.0616      --       --        --
 Portfolio turnover                    56%     151%     208%     205%       67%
-------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Per share information presented is based on the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR ENDED         PERIOD
                                            SEPTEMBER 30,        ENDED
                                           ----------------  SEPTEMBER 30,
INVESTMENT SHARES                           1997     1996       1995(A)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $11.47   $12.03      $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                        0.23     0.31        0.03
 Net realized and unrealized gain on
 investments                                  4.54     0.77        2.03
--------------------------------------------------------------------------
Total from investment operations              4.77     1.08        2.06
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment income    (0.24)   (0.29)      (0.03)
 Distributions from net realized gain on
 investments                                 (0.63)   (1.35)        --
--------------------------------------------------------------------------
Total distributions                          (0.87)   (1.64)      (0.03)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $15.37   $11.47      $12.03
--------------------------------------------------------------------------
TOTAL RETURN (B)                             44.01%   10.19%      20.59%
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                     1.17%    0.99%       0.44%*
 Net investment income                        1.76%    2.63%       0.46%*
 Expense waiver/reimbursement (c)             0.50%    0.44%       1.03%*
--------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)   $76,874  $62,783     $78,388
 Average commission rate paid (d)          $0.0789  $0.0514         --
 Portfolio turnover                             94%     112%         92%
--------------------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------------
INVESTMENT SHARES                1997     1996     1995     1994        1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                           $10.68   $10.81   $10.26   $11.26      $10.46
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income             0.42     0.41     0.45     0.45        0.51
 Net realized and unrealized
 gain (loss) on investments        0.39    (0.13)    0.55    (0.92)       0.89
-------------------------------------------------------------------------------
Total from investment
operations                         0.81     0.28     1.00    (0.47)       1.40
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                (0.42)   (0.41)   (0.45)   (0.45)(e)   (0.51)
 Distributions from net
 realized gain on
 investments                        --       --       --     (0.06)      (0.09)
 Distributions in excess of
 net realized gain on
 investments (a)                    --       --       --     (0.02)        --
-------------------------------------------------------------------------------
Total distributions               (0.42)   (0.41)   (0.45)   (0.53)      (0.60)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $11.07   $10.68   $10.81   $10.26      $11.26
-------------------------------------------------------------------------------
TOTAL RETURN (B)                   7.74%    2.60%   10.00%   (4.25)%     13.49%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                          1.36%    1.32%    1.17%    1.15%       0.90%
 Net investment income             3.87%    3.78%    4.32%    4.22%       4.68%
 Expense waiver/reimbursement
 (c)                                --      0.02%    0.22%    0.27%       0.50%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                  $58,881  $65,700  $70,572  $74,706     $63,492
 Portfolio turnover                  19%     129%      26%      29%         17%
-------------------------------------------------------------------------------
                                       YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------------
TRUST SHARES                     1997     1996     1995     1994        1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                           $10.68   $10.81   $10.26   $11.26      $10.46
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income             0.45     0.44     0.48     0.48        0.53
 Net realized and unrealized
 gain (loss) on investments        0.39    (0.13)    0.55    (0.92)       0.89
-------------------------------------------------------------------------------
Total from investment
operations                         0.84     0.31     1.03    (0.44)       1.42
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                (0.45)   (0.44)   (0.48)   (0.48)(d)   (0.53)
 Distributions from net
 realized gain on
 investments                        --       --       --     (0.06)      (0.09)
 Distributions in excess of
 net realized gain on
 investments (a)                    --       --       --     (0.02)        --
-------------------------------------------------------------------------------
Total distributions               (0.45)   (0.44)   (0.48)   (0.56)      (0.62)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $11.07   $10.68   $10.81   $10.26      $11.26
-------------------------------------------------------------------------------
TOTAL RETURN (B)                   8.00%    2.86%   10.27%   (4.01%)     13.62%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                          1.11%    1.06%    0.92%    0.90%       0.75%
 Net investment income             4.12%    4.03%    4.57%    4.47%       4.85%
 Expense waiver/reimbursement
 (c)                                --      0.02%    0.22%    0.27%       0.50%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                  $19,891  $28,110  $33,670  $34,165     $41,204
 Portfolio turnover                  19%     129%      26%      29%         17%
-------------------------------------------------------------------------------

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.
(e) Amount includes distributions to shareholders in excess of net investment income of $0.0001 per share.
(See Notes which are an integral part of the Financial Statements)


THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
INVESTMENT SHARES                  1997     1996     1995     1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $10.56   $10.69   $10.17   $11.24    $10.39
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income               0.37     0.38     0.40     0.45      0.49
 Net realized and unrealized
 gain (loss) on investments          0.35    (0.13)    0.54    (0.97)     0.85
-------------------------------------------------------------------------------
Total from investment operations     0.72     0.25     0.94    (0.52)     1.34
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                  (0.37)   (0.38)   (0.40)   (0.45)    (0.49)
 Distributions from net realized
 gain on investments                  --       --     (0.02)   (0.10)      --
-------------------------------------------------------------------------------
Total distributions                 (0.37)   (0.38)   (0.42)   (0.55)    (0.49)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $10.91   $10.56   $10.69   $10.17    $11.24
-------------------------------------------------------------------------------
TOTAL RETURN (A)                     6.92%    2.36%    9.81%   (4.74%)   13.24%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                            1.69%    1.43%    1.24%    1.17%     1.00%
 Net investment income               3.45%    3.57%    4.24%    4.22%     4.50%
 Expense waiver/reimbursement
 (b)                                  --      0.25%    0.44%    0.51%     0.77%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                         $27,786  $31,284  $32,172  $34,580   $33,907
 Portfolio turnover                    13%     138%      21%      27%       23%
-------------------------------------------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
TRUST SHARES                       1997     1996     1995     1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $10.56   $10.69   $10.17   $11.24    $10.39
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income               0.40     0.41     0.42     0.48      0.50
 Net realized and unrealized
 gain (loss)
 on investments                      0.35    (0.13)    0.54    (0.97)     0.85
-------------------------------------------------------------------------------
Total from investment operations     0.75     0.28     0.96    (0.49)     1.35
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income                  (0.40)   (0.41)   (0.42)   (0.48)    (0.50)
 Distributions from net realized
 gain on investments                  --       --     (0.02)   (0.10)      --
-------------------------------------------------------------------------------
Total distributions                 (0.40)   (0.41)   (0.44)   (0.58)    (0.50)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $10.91   $10.56   $10.69   $10.17    $11.24
-------------------------------------------------------------------------------
TOTAL RETURN (A)                     7.19%    2.61%   10.09%   (4.50%)   13.37%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                            1.44%    1.18%    0.99%    0.92%     0.86%
 Net investment income               3.70%    3.82%    4.49%    4.46%     4.64%
 Expense waiver/reimbursement
 (b)                                  --      0.25%    0.44%    0.51%     0.77%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                          $5,683   $8,889   $9,447  $11,301   $12,014
 Portfolio turnover                    13%     138%      21%      27%       23%
-------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR ENDED SEPTEMBER 30,
                              ------------------------------------------------
INVESTMENT SHARES               1997      1996      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income            0.05      0.05      0.05      0.03      0.02
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income               (0.05)    (0.05)    (0.05)    (0.03)    (0.02)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (A)                  4.58%     4.67%     4.98%     2.90%     2.52%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                         0.98%     0.90%     0.85%     0.84%     0.70%
 Net investment income            4.49%     4.49%     4.92%     3.05%     2.47%
 Expense
 waiver/reimbursement (b)         0.01%     0.09%     0.10%     0.18%     0.20%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                $121,299  $146,161   $39,363   $21,883   $20,382
-------------------------------------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,
                              ------------------------------------------------
TRUST SHARES                    1997      1996      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income            0.05      0.05      0.05      0.03      0.03
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income               (0.05)    (0.05)    (0.05)    (0.03)    (0.03)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (A)                  4.84%     4.89%     5.24%     3.16%     2.64%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                         0.73%     0.65%     0.60%     0.59%     0.58%
 Net investment income            4.74%     4.81%     5.17%     3.30%     2.60%
 Expense
 waiver/reimbursement (b)         0.01%     0.06%     0.10%     0.18%     0.20%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                $196,450  $226,978  $208,656  $304,285  $152,921
-------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR ENDED SEPTEMBER 30,
                              ------------------------------------------------
INVESTMENT SHARES               1997      1996      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income            0.05      0.05      0.05      0.03      0.03
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income               (0.05)    (0.05)    (0.05)    (0.03)    (0.03)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (A)                  4.67%     4.91%     5.11%     3.10%     2.77%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                         0.97%     0.73%     0.80%     0.80%     0.64%
 Net investment income            4.57%     4.77%     5.04%     3.07%     2.68%
 Expense
 waiver/reimbursement (b)         0.02%     0.23%     0.21%     0.25%     0.30%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                 $77,220   $83,525   $41,813   $15,236    $9,905
-------------------------------------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,
                              ------------------------------------------------
TRUST SHARES                    1997      1996      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income            0.05      0.05      0.05      0.03      0.03
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income               (0.05)    (0.05)    (0.05)    (0.03)    (0.03)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (A)                  4.93%     5.04%     5.36%     3.35%     2.89%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                         0.72%     0.60%     0.57%     0.55%     0.50%
 Net investment income            4.81%     4.93%     5.27%     3.25%     2.83%
 Expense
 waiver/reimbursement (b)         0.02%     0.12%     0.19%     0.25%     0.30%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                $164,290  $160,675  $173,761  $132,445  $134,397
-------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         YEAR ENDED SEPTEMBER 30,
                                      ----------------------------------
INVESTMENT SHARES                      1997     1996     1995    1994(A)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $ 1.00   $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   0.03     0.03     0.03     0.01
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment
 income                                 (0.03)   (0.03)   (0.03)   (0.01)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 1.00   $ 1.00   $ 1.00   $ 1.00
----------------------------------------------------------------------------
TOTAL RETURN (B)                         2.83%    3.01%    3.53%    0.45%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                0.79%    0.56%    0.39%    0.36%(c)
 Net investment income                   2.79%    2.95%    3.55%    2.65%(c)
 Expense waiver/reimbursement (d)        0.16%    0.20%    0.56%    0.70%(c)
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                             $57,370  $52,499  $81,977  $21,967
----------------------------------------------------------------------------

(a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

THE VIRTUS FUNDS NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
-------------------------------------------------------------------------------

(1) ORGANIZATION

The Virtus Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios (individually referred to as the "Fund", or collectively as the "Funds"). All Funds, except The Style Manager Fund and The Tax-Free Money Market Fund are offered in two classes of shares: Trust Shares and Investment Shares. The Style Manager Fund and The Tax-Free Money Market Fund are presented as Investment Shares for financial statement purposes. The following portfolios comprise the Trust:

              PORTFOLIO NAME                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------
  The U.S. Government Securities Fund       Current Income
  ("Government Securities Fund") (d)
------------------------------------------------------------------------------------------
  The Style Manager: Large Cap Fund         Growth of capital and income
  (" Large Cap Fund") (d)
------------------------------------------------------------------------------------------
  The Style Manager Fund ("Style Manager    Growth of capital
  Fund") (d)
------------------------------------------------------------------------------------------
  The Virginia Municipal Bond Fund Current income exempt from federal regular
  ("Virginia Municipal Bond Fund") (n) income tax and the personal income tax imposed
                                            by the Commonwealth of Virginia
------------------------------------------------------------------------------------------
  The Maryland Municipal Bond Fund Current income exempt from federal regular
  ("Maryland Municipal Bond Fund") (n) income tax and the personal income tax imposed
                                            by the State of Maryland
------------------------------------------------------------------------------------------
  The Treasury Money Market Fund            Current income consistent with stability of
  ("Treasury Money Market Fund") (d)        principal
------------------------------------------------------------------------------------------
  The Money Market Fund                     Current income consistent with stability of
  ("Money Market Fund") (d)                 principal
------------------------------------------------------------------------------------------
  The Tax-Free Money Market Fund Current income exempt from federal income tax
  ("Tax-Free Money Market Fund") (d) consistent with stability of principal

(d) Diversified
(n) Non-diversified

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On June 24, 1996, the Large Cap Fund acquired all the net assets of the Blanchard American Equity Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 695,476 shares of the Large Cap Fund (valued at $9,245,652) for the 845,351 shares of the Acquired Fund outstanding on June 21, 1996. The Acquired Fund's net assets of $9,245,652, which consisted of $7,444,690 of Paid in Capital and $2,066,228 of unrealized appreciation, were combined at that date with those of the Large Cap Fund. The aggregate net assets of the Large Cap Fund and the Acquired Fund immediately before the acquisition were $92,855,251 and $9,245,652, respectively.

On April 21, 1997, the Large Cap Fund acquired all the net assets of the Blanchard Capital Growth Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 113,473 shares of the Large Cap Fund (valued at $1,509,197) for the 202,789 shares of the Acquired Fund outstanding on April 18, 1997. The Acquired Fund's net assets of $1,509,197, which consisted of $1,319,703 of Paid in Capital and $271,223 of unrealized appreciation, were combined at that date with those of the Large Cap Fund. The aggregate net assets of the Large Cap Fund and the Acquired Fund immediately before the acquisition were $91,970,866 and $1,509,197, respectively.


THE VIRTUS FUNDS
-------------------------------------------------------------------------------

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At September 30, 1997, Government Securities Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond Fund, for federal tax purposes, each had a capital loss carryforward, as noted below. These capital loss carryforwards will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

  FUNDS                        TOTAL TAX LOSS CARRYFORWARD
                               ---------------------------
  Government Securities Fund           $14,431,018
  Virginia Municipal Bond Fund         $   178,797
  Maryland Municipal Bond Fund         $   351,799


THE VIRTUS FUNDS
-------------------------------------------------------------------------------

  Pursuant to the Code, such capital loss carryforwards will expire as follows:

       GOVERNMENT SECURITIES FUND            VIRGINIA MUNICIPAL BOND FUND
   -------------------------------------  ------------------------------------
   EXPIRATION YEAR    EXPIRATION AMOUNT   EXPIRATION YEAR   EXPIRATION AMOUNT
   ---------------    -----------------   ---------------   -----------------
        2003              9,742,636            2004              178,797
        2004              1,378,030
        2005              3,310,352

          MARYLAND MUNICIPAL BOND FUND
   ----------------------------------------------
   EXPIRATION YEAR             EXPIRATION AMOUNT
   ---------------             -----------------

        2004                        351,799

  Additionally, net capital losses, as noted below, attributable to security transactions incurred after September 30, 1996 are treated as arising on October 1, 1997 the first day of the Funds' next taxable year.

    FUND                                            TOTAL TAX LOSS PUSHFORWARD
    --------------------------                      --------------------------
    Government Securities Fund                              $3,736,134

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1997, Treasury Money Market Fund, Money Market Fund, and Tax-Free Money Market Fund, capital paid-in aggregated $317,749,268, $241,510,750, and $57,369,580, respectively. Transactions in shares were as follows:

                                  GOVERNMENT
                                SECURITIES FUND           LARGE CAP FUND
                            ------------------------  ------------------------
FOR THE YEAR ENDED
SEPTEMBER 30, 1997:           SHARES      DOLLARS       SHARES      DOLLARS
--------------------------  ----------  ------------  ----------  ------------
INVESTMENT SHARES:
--------------------------
Shares sold                  1,348,256  $ 13,371,271     878,296  $ 12,745,846
--------------------------
Shares issued in
connection with the
acquisition                         --            --     113,473     1,509,197
--------------------------
Shares issued to
shareholders in payment of
distributions declared         544,149     5,396,169     640,836     8,496,790
--------------------------
Shares redeemed             (3,077,778)  (30,479,752) (1,098,303)  (16,038,717)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Investment Share
transactions                (1,185,373) $(11,712,312)    534,302  $  6,713,116
--------------------------  ----------  ------------  ----------  ------------
TRUST SHARES:
--------------------------
Shares sold                    966,507  $  9,589,726      64,549  $  4,455,821
--------------------------
Shares issued to
shareholders in payment of
distributions declared              --             4     324,411       856,430
--------------------------
Shares redeemed             (3,705,430)  (36,748,558) (1,219,486)  (17,210,160)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Trust Share transactions    (2,738,923)  (27,158,828)   (830,526)  (11,897,909)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Fund Share transactions     (3,924,296) $(38,871,140)   (296,224) $ (5,184,793)
--------------------------  ----------  ------------  ----------  ------------

                                  GOVERNMENT
                                SECURITIES FUND           LARGE CAP FUND
                            ------------------------  ------------------------
FOR THE YEAR ENDED
SEPTEMBER 30, 1996:           SHARES      DOLLARS       SHARES      DOLLARS
--------------------------  ----------  ------------  ----------  ------------
INVESTMENT SHARES:
--------------------------
Shares sold                  2,763,200  $ 27,838,858     965,024  $ 12,986,255
--------------------------
Shares issued in
connection with the
acquisition                         --            --     695,147     9,245,450
--------------------------
Shares issued to
shareholders in payment of
distributions declared         611,870     6,142,678     379,876     4,969,161
--------------------------
Shares redeemed             (2,935,461)  (29,411,819)   (913,112)  (13,464,743)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Investment Share
transactions                   439,609  $  4,569,717   1,126,935  $ 13,736,123
--------------------------  ----------  ------------  ----------  ------------
TRUST SHARES:
--------------------------
Shares sold                  1,853,668  $ 18,616,622     395,754  $  5,277,407
--------------------------
Shares issued to
shareholders in payment of
distributions declared               1             3      38,987       509,088
--------------------------
Shares redeemed             (3,875,084)  (38,751,898) (1,282,606)  (18,012,908)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Trust Share transactions    (2,021,415)  (20,135,273)   (847,865)  (12,226,413)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Fund Share transactions     (1,581,806) $(15,565,556)    279,070  $ (1,509,710)
--------------------------  ----------  ------------  ----------  ------------


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                     STYLE MANAGER FUND
                                                   ------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1997:               SHARES      DOLLARS
-------------------------------------------------  ----------  ------------
INVESTMENT SHARES:
-------------------------------------------------
Shares sold                                         3,251,568  $ 40,136,505
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                383,514     4,503,897
-------------------------------------------------
Shares redeemed                                    (4,107,368)  (50,985,728)
-------------------------------------------------  ----------  ------------
Net change resulting from Fund Share transactions    (472,286) $ (6,345,326)
-------------------------------------------------  ----------  ------------
FOR THE YEAR ENDED SEPTEMBER 30, 1996:               SHARES      DOLLARS
-------------------------------------------------  ----------  ------------
INVESTMENT SHARES:
-------------------------------------------------
Shares sold                                         1,489,971   $16,506,045
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                863,431     9,243,789
-------------------------------------------------
Shares redeemed                                    (3,397,734)  (37,724,499)
-------------------------------------------------  ----------  ------------
Net change resulting from Fund Share transactions  (1,044,332) $(11,974,665)
-------------------------------------------------  ----------  ------------

                                 VIRGINIA MUNICIPAL       MARYLAND MUNICIPAL
                                      BOND FUND               BOND FUND
                               ------------------------  ---------------------
FOR THE YEAR ENDED SEPTEMBER     SHARES      DOLLARS      SHARES     DOLLARS
30, 1997:                      ----------  ------------  --------  -----------
-----------------------------
INVESTMENT SHARES:
-----------------------------
Shares sold                       509,188  $  5,533,656   192,865  $ 2,067,713
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                          173,844     1,888,518    71,862      770,265
-----------------------------
Shares redeemed                (1,515,555)  (16,472,000) (679,110)  (7,269,728)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Investment Share transactions    (832,523) $ (9,049,826) (414,383) $(4,431,750)
-----------------------------  ----------  ------------  --------  -----------
TRUST SHARES:
-----------------------------
Shares sold                       120,060  $  1,306,439    59,419  $   640,330
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                               --            --        --           --
-----------------------------
Shares redeemed                  (955,166)  (10,316,539) (380,036)  (4,057,731)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Trust Share transactions         (835,106)   (9,010,100) (320,617)  (3,417,401)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Fund Share transactions        (1,667,629) $(18,059,926) (735,000) $(7,849,151)
-----------------------------  ----------  ------------  --------  -----------


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                 VIRGINIA MUNICIPAL       MARYLAND MUNICIPAL
                                      BOND FUND               BOND FUND
                               ------------------------  ---------------------
FOR THE YEAR ENDED               SHARES      DOLLARS      SHARES     DOLLARS
SEPTEMBER 30, 1996:            ----------  ------------  --------  -----------
-----------------------------
INVESTMENT SHARES:
-----------------------------
Shares sold                     1,022,563  $ 11,073,171   574,103  $ 6,142,806
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                          184,796     1,997,026    92,527      989,879
-----------------------------
Shares redeemed                (1,580,634)  (17,022,733) (712,478)  (7,557,624)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Investment Share transactions    (373,275) $ (3,952,536)  (45,848)   $(424,939)
-----------------------------  ----------  ------------  --------  -----------
TRUST SHARES:
-----------------------------
Shares sold                       468,285  $  5,052,529   209,103  $ 2,221,208
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                               --            --        --           --
-----------------------------
Shares redeemed                  (950,703)  (10,211,940) (252,990)  (2,690,009)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Trust Share transactions         (482,418)   (5,159,411)  (43,887)    (468,801)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Fund Share transactions          (855,693) $ (9,111,947)  (89,735) $  (893,740)
-----------------------------  ----------  ------------  --------  -----------

                               TREASURY MONEY
                                 MARKET FUND                MONEY MARKET FUND
                         ----------------------------  ----------------------------
                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                             1997           1996           1997           1996
                         -------------  -------------  -------------  -------------
INVESTMENT SHARES:
-----------------------
Shares sold                67,174,914     92,237,108     92,778,441    144,072,045
-----------------------
Shares issued in
connection with the
Acquisition                        --    122,108,127             --             --
-----------------------
Shares issued to
shareholders in payment
of distributions
declared                    5,621,028      4,898,438      3,617,167      3,626,655
-----------------------
Shares redeemed           (97,657,884)  (112,278,779)  (102,699,797)  (105,987,535)
-----------------------  ------------   ------------   ------------   ------------
Net change resulting
from Investment Share
transactions              (24,861,942)   106,964,894     (6,304,189)    41,711,165
-----------------------  ------------   ------------   ------------   ------------
TRUST SHARES:
-----------------------
Shares sold               656,686,607    567,506,731    525,853,059    432,856,190
-----------------------
Shares issued to
shareholders in payment
of distributions
declared                            3              3              3              3
-----------------------
Shares redeemed          (687,214,445)  (549,184,891)  (522,237,956)  (445,941,838)
-----------------------  ------------   ------------   ------------   ------------
Net change resulting
from Trust Share
transactions              (30,527,835)    18,321,843      3,615,106    (13,085,645)
-----------------------  ------------   ------------   ------------   ------------
Net change resulting
from Fund Share
transactions              (55,389,777)   125,286,737     (2,689,083)    28,625,520
-----------------------  ------------   ------------   ------------   ------------

THE VIRTUS FUNDS
-------------------------------------------------------------------------------

                                                   TAX-FREE MONEY MARKET FUND
                                                   ----------------------------
                                                    YEAR ENDED     YEAR ENDED
                                                   SEPTEMBER 30,  SEPTEMBER 30,
                                                       1997           1996
                                                   -------------  -------------
INVESTMENT SHARES:
-------------------------------------------------
Shares sold                                         315,423,874    389,800,080
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  417,624        459,305
-------------------------------------------------
Shares redeemed                                    (310,970,825)  (419,737,938)
-------------------------------------------------  ------------   ------------
Net change resulting from Fund Share transactions     4,870,673    (29,478,553)
-------------------------------------------------  ------------   ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

 FUND                          ANNUAL RATE
 ----------------------------  -----------
 Government Securities Fund         0.75%
 Large Cap Fund                     0.75%
 Style Manager Fund                 1.25%
 Virginia Municipal Bond Fund       0.75%
 Maryland Municipal Bond Fund       0.75%
 Treasury Money Market Fund         0.50%
 Money Market Fund                  0.50%
 Tax-Free Money Market Fund         0.50%

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Effective October 22, 1996 the Adviser increased its annual fee to 1.25% on the Style Manager Fund.

Effective October 22, 1996 the Adviser entered into a sub-advisory agreement with Trend Capital Management ("Trend") on behalf of the Style Manager Fund and Large Cap Fund. Under the terms of a sub-advisory agreement between the Adviser and Trend, with respect to the Style Manager Fund, the Adviser will pay Trend an annual fee as follows: (a) an amount equal to .10% of the first $60 million of the Fund's average daily net assets; and (b) with respect to average daily net assets of the Fund in excess of $60 million, an amount equal to (i) one-third of the Adviser's advisory fee to the extent that such advisory fee is less than or equals 1% of the Fund's average daily net assets (but not to exceed .25% of the Fund's average daily net assets); plus (ii) to the extent that the annual advisory fee exceeds 1% of the Fund's average daily net assets, an additional amount equal to two-thirds of such excess. With respect to the Large Cap Fund, the Adviser will pay Trend an amount equal to .15% of the first $100 million of the Fund's average daily net assets; and .33 1/3% of the Fund's average daily net assets in excess of $100 million. Trend may voluntarily choose to reduce its compensation. Trend can modify of terminate this voluntary reduction at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Blanchard Funds, all of which are advised by the Adviser. The administrative fee received during any fiscal year shall be at least $50,000 per Fund. With respect to the Style Manager Fund and the Tax-Free Money Market Fund, the fee shall be at least $75,000.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' Investment Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25 % of the average daily net assets of the Investment Shares, annually, to reimburse FSC. The Tax-Free Money Market Fund and the Style Manager Fund will not accrue or pay any distribution expenses pursuant to the Plan until a second class of shares has been created for certain institutional investors.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the year ended September 30, 1997, the following amounts were paid pursuant to this agreement:

                                                                  AMOUNT REIMBURSED
                                                                    TO FAS FOR THE
                                      EXPENSES OF                     YEAR ENDED
 FUND                             ORGANIZING THE FUND             SEPTEMBER 30, 1997
 --------------------------       -------------------             ------------------
 Style Manager Fund                     $28,773                         $4,620
 Tax-Free Money Market Fund             $17,883                         $2,933

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1997, were as follows:

FUND                           PURCHASES      SALES
                              ------------ ------------
Government Securities Fund    $138,698,434 $175,501,963
Large Cap Fund                  55,144,492   73,658,378
Style Manager Fund              61,085,310   70,071,792
Virginia Municipal Bond Fund    15,978,372   33,799,963
Maryland Municipal Bond Fund     4,638,966   13,686,700

(6) CONCENTRATION OF CREDIT RISK

Since Virginia Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of those states than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at September 30, 1997, 39% of the securities in Virginia Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11% of total investments. At September 30, 1997, 20% of the securities in Maryland Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.


THE VIRTUS FUNDS
-------------------------------------------------------------------------------

(7) PROPOSED FUND MERGER

On July 18, 1997, Signet Banking Corporation ("Signet") entered into a definitive Agreement and Plan of Reorganization whereby Signet was acquired by First Union Corporation ("First Union"). It is anticipated that the merger will be consummated on or about November 28, 1997.

As a result of this merger, First Union will succeed to the investment advisory and functions formerly performed for the funds by various units of Signet and various unaffiliated parties.

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization pursuant to which, on or about February 27, 1998, all of the assets, and certain liabilities of the Funds would be acquired in exchange for shares of a similarly managed fund (the "Acquiring Fund") that is advised by affiliates of First Union. The reorganizations would result in the liquidation and termination of the Funds. Pursuant to the reorganizations, shareholders of the Funds will receive, tax-free, the number of shares of the acquiring fund having a value equal to the value of their shares immediately prior to the reorganizations. Consummation of the reorganizations is subject to approval of the shareholders of the Funds.


THE VIRTUS FUNDS
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Virtus Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Virtus Funds (comprising the following portfolios: The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund) as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Virtus Funds as of September 30, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

As more fully described in Note 7, in November, 1997 the Funds are expected to enter into an Agreement and Plan of Reorganization, pursuant to which (subject to Fund shareholder approval) on or about February 27, 1998, all of the assets, and certain liabilities of the Funds would be acquired in exchange for shares of similarly managed funds that are advised by affiliates of First Union Corporation. The reorganization would result in the liquidation and termination of the Funds.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 7, 1997


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
John E. Murray, Jr.                   Joseph S. Machi
Wesley W. Posvar                         Vice President and Assistant
Marjorie P. Smuts                        Treasurer
                                      Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary


This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objective and policies, management fees, expenses and other information.




                          Cusip 927913608     Cusip 927913855  Cusip 927913400
                          Cusip 927913707     Cusip 927913848  Cusip 927913301
                          Cusip 927913863     Cusip 927913830  Cusip 927913889
                          Cusip 927913871     Cusip 927913509  Cusip 927913103
                          Cusip 927913806                      Cusip 927913202


                                                             G00716-01 (11/97)





                            THE VIRTUS FUNDS APPENDIX


A. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The U.S. Government Securities Fund-Investment Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers Intermediate Government Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers Intermediate Government Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/16/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to The Lehman Brothers Intermediate Government Bond Index; the ending values are $16,120 and $16,983, respectively.

B. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The U.S. Government Securities Fund-Trust Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers Intermediate Government Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers Intermediate Government Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/16/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to The Lehman Brothers Intermediate Government Bond Index; the ending values are $16,301 and $16,983, respectively.

C. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Style Manager: Large Cap Fund-Investment Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Standard & Poor's 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/16/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Index; the ending values are $24,937 and $37,387, respectively.

D. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Style Manager: Large Cap Fund-Trust Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Standard & Poor's 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/16/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Index; the ending values are $25,208 and $37,387, respectively.

E. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Style Manager Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Standard & Poor's 500 Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Standard & Poor's 500 Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 3/7/95 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Index; the ending values are $18,536 and $20,576, respectively.

F. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Virginia Municipal Bond Fund-Investment Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers 10 Year Municipal Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/24/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $15,433 and $17,493, respectively.

G. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Virginia Municipal Bond Fund-Trust Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers 10 Year Municipal Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/24/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $15,605 and $17,493, respectively.

H. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Maryland Municipal Bond Fund-Investment Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers 10 Year Municipal Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/30/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $14,974 and $17,493, respectively.

I. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in The Maryland Municipal Bond Fund-Trust Shares (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a broken line. The Lehman Brothers 10 Year Municipal Bond Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and The Lehman Brothers 10 Year Municipal Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 10/30/90 through 9/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 10 Year Municipal Bond Index; the ending values are $15,142 and $17,493, respectively.